UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:
Invesco SteelPath MLP Alpha Fund
Class A: MLPAX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class A)	$153	1.54%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned -1.42%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class A) —including sales charge	-6.89%	25.21%	7.59%
Invesco SteelPath MLP Alpha Fund (Class A) —excluding sales charge	-1.42%	26.64%	8.21%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Alpha Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-AR-A
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class C: MLPGX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class C)	$226	2.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned -2.23%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class C) —including sales charge	-3.15%	25.72%	7.56%
Invesco SteelPath MLP Alpha Fund (Class C) —excluding sales charge	-2.23%	25.72%	7.56%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Alpha Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-AR-C
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R: SPMGX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R)	$177	1.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund,returned -1.80%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R)	-1.80%	26.34%	7.90%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Alpha Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-AR-R
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class Y: MLPOX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class Y)	$128	1.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund,returned -1.22%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class Y)	-1.22%	26.95%	8.46%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Alpha Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-AR-Y
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R5: SPMHX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R5)	$119	1.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund,returned -1.18%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R5)	-1.18%	27.01%	8.39%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Alpha Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-AR-R5
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Fund
Class R6: OSPAX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R6)	$119	1.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund,returned -1.10%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R6)	-1.10%	27.05%	8.56%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Alpha Fund (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMA-AR-R6
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Class A: MLPLX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$370	3.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned -3.75%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class A) —including sales charge	-9.06%	32.28%	7.55%
Invesco SteelPath MLP Alpha Plus Fund (Class A) —excluding sales charge	-3.75%	33.74%	8.16%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-AR-A
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class C: MLPMX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$442	4.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned -4.53%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class C) —including sales charge	-5.42%	32.71%	7.53%
Invesco SteelPath MLP Alpha Plus Fund (Class C) —excluding sales charge	-4.53%	32.71%	7.53%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-AR-C
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R: SPMJX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$394	4.02%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund,returned -4.14%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R)	-4.14%	33.29%	7.89%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Alpha Plus Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-AR-R
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class Y: MLPNX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$346	3.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund,returned -3.66%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	-3.66%	34.06%	8.42%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-AR-Y
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R5: SPMPX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$339	3.45%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund,returned -3.52%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	-3.52%	34.18%	8.39%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Alpha Plus Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-AR-R5
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Alpha Plus Fund
Class R6: OSPPX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$339	3.45%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund,returned -3.69%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	-3.69%	34.29%	8.58%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Alpha Plus Fund (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMAP-AR-R6
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Class A: MLPDX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class A)	$137	1.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned 3.09%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class A) —including sales charge	-2.51%	23.92%	8.83%
Invesco SteelPath MLP Income Fund (Class A) —excluding sales charge	3.09%	25.32%	9.46%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Income Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-AR-A
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class C: MLPRX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class C)	$213	2.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned 2.43%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class C) —including sales charge	1.49%	24.33%	8.82%
Invesco SteelPath MLP Income Fund (Class C) —excluding sales charge	2.43%	24.33%	8.82%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Income Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-AR-C
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R: SPNNX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R)	$162	1.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund returned 2.81%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R)	2.81%	24.95%	9.18%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Income Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-AR-R
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class Y: MLPZX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class Y)	$112	1.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund returned 3.45%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class Y)	3.45%	25.63%	9.73%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Income Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-AR-Y
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R5: SPMQX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R5)	$104	1.02%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund returned 3.52%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R5)	3.52%	25.59%	9.64%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Income Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-AR-R5
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Income Fund
Class R6: OSPMX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R6)	$104	1.02%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund returned 3.55%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R6)	3.55%	25.71%	9.81%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Income Fund (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMI-AR-R6
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Class A: MLPFX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class A)	$116	1.14%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned 2.67%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class A) —including sales charge	-2.95%	23.87%	7.93%
Invesco SteelPath MLP Select 40 Fund (Class A) —excluding sales charge	2.67%	25.26%	8.55%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-AR-A
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class C: MLPEX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class C)	$191	1.89%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned 2.00%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class C) —including sales charge	1.06%	24.29%	7.91%
Invesco SteelPath MLP Select 40 Fund (Class C) —excluding sales charge	2.00%	24.29%	7.91%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-AR-C
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R: SPMWX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R)	$141	1.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund returned 2.50%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R)	2.50%	24.94%	8.29%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Select 40 Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-AR-R
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class Y: MLPTX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class Y)	$90	0.89%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund returned 2.99%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class Y)	2.99%	25.56%	8.83%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-AR-Y
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R5: SPMVX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R5)	$81	0.80%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund returned 3.05%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R5)	3.05%	25.63%	8.78%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer SteelPath MLP Select 40 Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-AR-R5
Invesco SteelPath MLP Select 40 Fund
Invesco SteelPath MLP Select 40 Fund
Class R6: OSPSX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R6)	$80	0.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund returned 3.05%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R6)	3.05%	25.65%	8.91%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Select 40 Fund (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-SPMS40-AR-R6
Invesco SteelPath MLP Select 40 Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended November 30, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 256,743	$ 55,101
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 300,020	$ 298,350
All Other Fees	$ 0	$ 0
Total Fees	$ 556,763	$ 553,451
(1)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,161,000	$ 1,134,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,161,000	$ 1,134,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,737,000 for the fiscal year ended November 30, 2025 and $6,466,000 for the fiscal year ended November 30, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,198,020 for the fiscal year ended November 30, 2025 and $7,898,350 for the fiscal year ended November 30, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
November 30, 2025
Invesco SteelPath MLP Alpha Fund
Nasdaq:
A: MLPAX ■ C: MLPGX ■ R: SPMGX ■ Y: MLPOX ■ R5: SPMHX ■ R6: OSPAX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Approval of Investment Advisory and Sub-Advisory Contracts
24	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
November 30, 2025

Units		Value
Master Limited Partnerships & Related Entities–70.48%
Diversified–37.24%
Energy Transfer L.P.	7,439,401	$124,312,391
Enterprise Products Partners L.P.	3,059,964	100,183,221
MPLX L.P.	2,600,136	141,265,389
TC Energy Corp. (Canada)	442,981	24,239,920
		390,000,921
Gathering & Processing –15.54%
Hess Midstream L.P.	1,602,767	53,981,192
Western Midstream Partners L.P.	2,765,036	108,748,866
		162,730,058
Natural Gas Pipeline Transportation–1.78%
Enbridge, Inc. (Canada)	382,134	18,640,497
Other Energy–5.66%
Kodiak Gas Services, Inc.	255,153	8,981,386
Sunoco L.P.	893,961	50,267,427
		59,248,813
Petroleum Pipeline Transportation–10.26%
Genesis Energy L.P.	1,573,199	24,526,172
Plains All American Pipeline L.P.	3,694,829	64,326,973
Plains GP Holdings L.P.	1,004,599	18,625,266
		107,478,411
Total Master Limited Partnerships & Related Entities (Cost $598,583,565)		738,098,700
Shares
Common Stocks & Other Equity Interests–28.62%
Diversified–6.85%
ONEOK, Inc.	515,758	37,557,498
Williams Cos., Inc. (The)	560,928	34,177,343
		71,734,841
Gathering & Processing –13.06%
Archrock, Inc.	371,394	9,114,008
Targa Resources Corp.	728,541	127,720,522
		136,834,530
Shares		Value
Natural Gas Pipeline Transportation–0.79%
Kinetik Holdings, Inc.(a)	237,525	$8,237,367
Other Energy–7.92%
Cheniere Energy, Inc.	175,054	36,491,757
Kinder Morgan, Inc.	854,779	23,352,562
Sunococorp LLC(a)(b)	437,580	23,086,721
		82,931,040
Total Common Stocks & Other Equity Interests (Cost $320,075,636)		299,737,778

Money Market Funds–1.74%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d)	6,354,053	6,354,053
Invesco Treasury Portfolio, Institutional Class, 3.85%(c)(d)	11,800,383	11,800,383
Total Money Market Funds (Cost $18,154,436)		18,154,436
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.84% (Cost $936,813,637)		1,055,990,914
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.78%
Invesco Private Government Fund, 4.00%(c)(d)(e)	8,158,624	8,158,624
Invesco Private Prime Fund, 4.12%(c)(d)(e)	20,942,179	20,948,462
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,107,086)		29,107,086
TOTAL INVESTMENTS IN SECURITIES—103.62% (Cost $965,920,723)		1,085,098,000
OTHER ASSETS LESS LIABILITIES–(3.62)%		(37,869,099)
NET ASSETS–100.00%		$1,047,228,901
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended November 30, 2025.

	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$176,730,295	$(170,376,242)	$-	$-	$6,354,053	$322,738
Invesco Treasury Portfolio, Institutional Class	-	328,213,404	(316,413,021)	-	-	11,800,383	594,221
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Alpha Fund

	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$18,571,624	$(10,413,000)	$-	$-	$8,158,624	$9,089*
Invesco Private Prime Fund	-	47,764,352	(26,815,745)	-	(145)	20,948,462	24,679*
Total	$-	$571,279,675	$(524,018,008)	$-	$(145)	$47,261,522	$950,727

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $918,659,201)*	$1,037,836,478
Investments in affiliated money market funds, at value (Cost $47,261,522)	47,261,522
Receivable for:
Fund shares sold	118,958
Dividends	272,590
Tax refund	12,202,858
Investment for trustee deferred compensation and retirement plans	91,932
Other assets	80,780
Total assets	1,097,865,118
Liabilities:
Payable for:
Fund shares reacquired	202,201
Collateral upon return of securities loaned	29,107,086
Accrued fees to affiliates	544,295
Accrued interest expense	9,246
Accrued trustees’ and officers’ fees and benefits	4,123
Accrued other operating expenses	326,848
Deferred tax liability, net	20,350,486
Trustee deferred compensation and retirement plans	91,932
Total liabilities	50,636,217
Net assets applicable to shares outstanding	$1,047,228,901
Net assets consist of:
Shares of beneficial interest	$1,596,004,909
Distributable earnings (loss), net of taxes	(548,776,008)
$1,047,228,901
Net Assets:
Class A	$506,479,560
Class C	$65,317,314
Class R	$3,259,886
Class Y	$446,495,262
Class R5	$226,860
Class R6	$25,450,019
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	60,235,951
Class C	9,380,745
Class R	397,348
Class Y	49,270,535
Class R5	26,400
Class R6	2,765,539
Class A:
Net asset value per share	$8.41
Maximum offering price per share (Net asset value of $8.41 ÷ 94.50%)	$8.90
Class C:
Net asset value and offering price per share	$6.96
Class R:
Net asset value and offering price per share	$8.20
Class Y:
Net asset value and offering price per share	$9.06
Class R5:
Net asset value and offering price per share	$8.59
Class R6:
Net asset value and offering price per share	$9.20

*	At November 30, 2025, securities with an aggregate value of $28,810,507 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Alpha Fund

Statement of Operations
For the year ended November 30, 2025
Investment income:
Distributions and dividends (net of foreign withholding taxes of $339,927)	$66,226,151
Dividends from affiliated money market funds (includes net securities lending income of $46,636)	963,595
Less: return of capital on distributions and dividends	(53,868,812)
Total investment income	13,320,934
Expenses:
Advisory fees	11,973,009
Administrative services fees	324,552
Custodian fees	4,337
Distribution fees:
Class A	1,310,186
Class C	780,456
Class R	16,207
Interest, facilities and maintenance fees	168,456
Transfer agent fees — A, C, R and Y	1,301,825
Transfer agent fees — R5	67
Transfer agent fees — R6	8,570
Trustees’ and officers’ fees and benefits	28,216
Registration and filing fees	105,596
Reports to shareholders	69,747
Professional services fees	151,764
Other	44,973
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	16,287,961
Less: Fees waived and/or expense offset arrangement(s)	(33,211)
Net expenses, before deferred taxes	16,254,750
Net investment income (loss), before deferred taxes	(2,933,816)
Net deferred tax (expense) benefit	3,133,315
Current tax (expense) benefit	11,476,214
Net investment income (loss), net of deferred taxes	11,675,713
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	151,869,153
Affiliated investment securities	(145)
Foreign currencies	160
Net deferred tax (expense) benefit	(40,030,731)
111,838,437
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(179,877,478)
Foreign currencies	843
Net deferred tax (expense) benefit	35,315,309
(144,561,326)
Net realized and unrealized gain (loss), net of deferred taxes	(32,722,889)
Net increase (decrease) in net assets resulting from operations	$(21,047,176)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets
For the years ended November 30, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss), net of deferred taxes	$11,675,713	$(3,014,952)
Net realized gain, net of deferred taxes	111,838,437	408,132,980
Change in net unrealized appreciation (depreciation), net of deferred taxes	(144,561,326)	(26,381,137)
Net increase (decrease) in net assets resulting from operations	(21,047,176)	378,736,891
Distributions to shareholders from distributable earnings:
Class A	(29,499,744)	(26,141,221)
Class C	(5,119,377)	(6,150,009)
Class R	(188,787)	(120,866)
Class Y	(24,558,611)	(21,352,790)
Class R5	(11,759)	(4,666)
Class R6	(1,388,840)	(1,167,334)
Total distributions from distributable earnings	(60,767,118)	(54,936,886)
Share transactions–net:
Class A	(10,040,301)	2,486,542
Class C	(24,826,106)	(26,572,325)
Class R	635,824	605,568
Class Y	(18,678,268)	9,488,454
Class R5	134,609	5,376
Class R6	700,467	1,413,806
Net increase (decrease) in net assets resulting from share transactions	(52,073,775)	(12,572,579)
Net increase (decrease) in net assets	(133,888,069)	311,227,426
Net assets:
Beginning of year	1,181,116,970	869,889,544
End of year	$1,047,228,901	$1,181,116,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Alpha Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Years Ended November 30,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.03	$6.56	$5.84	$4.56	$3.58
Net investment income (loss)(a)	0.09	(0.03)	(0.01)	(0.02)	(0.11)
Return of capital(a)	0.33	0.30	0.28	0.25	0.24
Net gains (losses) on securities (both realized and unrealized)	(0.56)	2.63	0.83	1.42	1.22
Total from investment operations	(0.14)	2.90	1.10	1.65	1.35
Less:
Dividends from net investment income	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	—	—	—	—	(0.37)
Total distributions	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$8.41	$9.03	$6.56	$5.84	$4.56
Total return(b)	(1.42)%	45.76%	19.67%	37.02%	38.26%
Net assets, end of period (000’s omitted)	$506,480	$556,165	$401,811	$366,201	$274,904
Portfolio turnover rate	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.54%	1.80%	1.60%	1.62%	1.65%
Expense (waivers)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	1.54%	1.78%	1.54%	1.54%	1.55%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.52%	1.53%	1.50%	1.50%	1.50%
Deferred/current tax expense (benefit)(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	0.64%	6.64%	3.06%	2.39%	2.83%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.33)%	(0.55)%	(0.61)%	(0.88)%	(0.92)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.33)%	(0.53)%	(0.55)%	(0.80)%	(0.82)%
Deferred tax benefit (expense)(d)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	0.99%	(0.35)%	(0.25)%	(0.31)%	(2.37)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.62	$5.63	$5.11	$4.05	$3.23
Net investment income (loss)(a)	0.02	(0.07)	(0.05)	(0.05)	(0.12)
Return of capital(a)	0.27	0.26	0.24	0.22	0.21
Net gains (losses) on securities (both realized and unrealized)	(0.47)	2.23	0.71	1.26	1.10
Total from investment operations	(0.18)	2.42	0.90	1.43	1.19
Less:
Dividends from net investment income	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	—	—	—	—	(0.37)
Total distributions	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$6.96	$7.62	$5.63	$5.11	$4.05
Total return(b)	(2.23)%	44.76%	18.53%	36.24%	37.41%
Net assets, end of period (000’s omitted)	$65,317	$97,813	$96,411	$113,059	$122,076
Portfolio turnover rate	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.29%	2.55%	2.35%	2.37%	2.40%
Expense (waivers)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	2.29%	2.53%	2.29%	2.29%	2.30%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.27%	2.28%	2.25%	2.25%	2.25%
Deferred/current tax expense (benefit)(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	1.39%	7.39%	3.81%	3.14%	3.58%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.08)%	(1.30)%	(1.36)%	(1.63)%	(1.67)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.08)%	(1.28)%	(1.30)%	(1.55)%	(1.57)%
Deferred tax benefit (expense)(d)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	0.24%	(1.10)%	(1.00)%	(1.06)%	(3.12)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.85	$6.45	$5.77	$4.51	$3.55
Net investment income (loss)(a)	0.06	(0.04)	(0.03)	(0.03)	(0.12)
Return of capital(a)	0.32	0.30	0.28	0.25	0.24
Net gains (losses) on securities (both realized and unrealized)	(0.55)	2.57	0.81	1.41	1.21
Total from investment operations	(0.17)	2.83	1.06	1.63	1.33
Less:
Dividends from net investment income	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	—	—	—	—	(0.37)
Total distributions	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$8.20	$8.85	$6.45	$5.77	$4.51
Total return(b)	(1.80)%	45.45%	19.21%	36.99%	38%
Net assets, end of period (000’s omitted)	$3,260	$2,854	$1,534	$724	$374
Portfolio turnover rate	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.79%	2.05%	1.85%	1.87%	1.90%
Expense (waivers)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	1.79%	2.03%	1.79%	1.79%	1.80%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.77%	1.78%	1.75%	1.75%	1.75%
Deferred/current tax expense (benefit)(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	0.89%	6.89%	3.31%	2.64%	3.08%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.58)%	(0.80)%	(0.86)%	(1.13)%	(1.17)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.58)%	(0.78)%	(0.80)%	(1.05)%	(1.07)%
Deferred tax benefit (expense)(d)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	0.74%	(0.60)%	(0.50)%	(0.56)%	(2.62)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.67	$6.98	$6.18	$4.79	$3.74
Net investment income (loss)(a)	0.11	(0.01)	0.00	0.00	(0.10)
Return of capital(a)	0.35	0.32	0.30	0.26	0.25
Net gains (losses) on securities (both realized and unrealized)	(0.59)	2.81	0.88	1.50	1.27
Total from investment operations	(0.13)	3.12	1.18	1.76	1.42
Less:
Dividends from net investment income	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	—	—	—	—	(0.37)
Total distributions	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$9.06	$9.67	$6.98	$6.18	$4.79
Total return(b)	(1.22)%	46.16%	19.88%	37.55%	38.50%
Net assets, end of period (000’s omitted)	$446,495	$497,573	$352,339	$322,851	$264,856
Portfolio turnover rate	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.29%	1.55%	1.35%	1.37%	1.40%
Expense (waivers)	(0.00)%	(0.02)%	(0.06)%	(0.08)%	(0.10)%
With fee waivers and/or expense reimbursements, before taxes	1.29%	1.53%	1.29%	1.29%	1.30%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.27%	1.28%	1.25%	1.25%	1.25%
Deferred/current tax expense (benefit)(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	0.39%	6.39%	2.81%	2.14%	2.58%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.08)%	(0.30)%	(0.36)%	(0.63)%	(0.67)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.08)%	(0.28)%	(0.30)%	(0.55)%	(0.57)%
Deferred tax benefit (expense)(d)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	1.24%	(0.10)%	0.00%	(0.06)%	(2.12)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R5	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.19	$6.64	$5.90	$4.59	$3.59
Net investment income (loss)(a)	0.12	0.00	0.00	0.00	(0.10)
Return of capital(a)	0.33	0.31	0.29	0.25	0.24
Net gains (losses) on securities (both realized and unrealized)	(0.57)	2.67	0.83	1.43	1.23
Total from investment operations	(0.12)	2.98	1.12	1.68	1.37
Less:
Dividends from net investment income	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	—	—	—	—	(0.37)
Total distributions	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$8.59	$9.19	$6.64	$5.90	$4.59
Total return(b)	(1.18)%	46.43%	19.81%	37.45%	38.72%
Net assets, end of period (000’s omitted)	$227	$102	$69	$9	$7
Portfolio turnover rate	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.20%	1.46%	1.25%	1.26%	1.29%
Expense (waivers)	(0.00)%	(0.01)%	(0.01)%	— %(c)	— %(c)
With fee waivers and/or expense reimbursements, before taxes	1.20%	1.45%	1.24%	1.26%	1.29%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.18%	1.21%	1.21%	1.22%	1.24%
Deferred/current tax expense (benefit)(d)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	0.30%	6.31%	2.76%	2.11%	2.57%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.01%	(0.22)%	(0.26)%	(0.52)%	(0.56)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.01%	(0.21)%	(0.25)%	(0.52)%	(0.56)%
Deferred tax benefit (expense)(e)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	1.33%	(0.03)%	0.05%	(0.03)%	(2.11)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Rounds to less than (0.01)%
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.80	$7.06	$6.25	$4.84	$3.77
Net investment income (loss)(a)	0.12	0.00	0.00	0.00	(0.10)
Return of capital(a)	0.35	0.33	0.30	0.26	0.25
Net gains (losses) on securities (both realized and unrealized)	(0.59)	2.84	0.89	1.52	1.29
Total from investment operations	(0.12)	3.17	1.19	1.78	1.44
Less:
Dividends from net investment income	(0.48)	(0.43)	(0.38)	(0.37)	—
Return of capital	—	—	—	—	(0.37)
Total distributions	(0.48)	(0.43)	(0.38)	(0.37)	(0.37)
Net asset value, end of period	$9.20	$9.80	$7.06	$6.25	$4.84
Total return(b)	(1.10)%	46.35%	19.83%	37.59%	38.74%
Net assets, end of period (000’s omitted)	$25,450	$26,610	$17,725	$16,738	$14,333
Portfolio turnover rate	50%	101%	32%	25%	31%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.20%	1.46%	1.25%	1.26%	1.29%
Expense (waivers)	(0.00)%	(0.02)%	(0.03)%	(0.03)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes	1.20%	1.44%	1.22%	1.23%	1.24%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.18%	1.20%	1.19%	1.19%	1.19%
Deferred/current tax expense (benefit)(c)	(0.90)%	4.86%	1.52%	0.85%	1.28%
With fee waivers and/or expense reimbursements, after taxes	0.30%	6.30%	2.74%	2.08%	2.52%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.01%	(0.22)%	(0.26)%	(0.52)%	(0.56)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.01%	(0.20)%	(0.23)%	(0.49)%	(0.51)%
Deferred tax benefit (expense)(d)	1.32%	0.18%	0.30%	0.49%	(1.55)%
Ratio of net investment income (loss), after taxes	1.33%	(0.02)%	0.07%	0.00%	(2.06)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements
November 30, 2025
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
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Invesco SteelPath MLP Alpha Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the instruments of the group of industries that comprise energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation
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Invesco SteelPath MLP Alpha Fund

allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
M.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended November 30, 2025, the Fund paid the Adviser $7,329 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
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Invesco SteelPath MLP Alpha Fund

N.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
O.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	1.100%
Next $2 billion	1.080%
Over $5 billion	1.050%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended November 30, 2025, the effective advisory fee rate incurred by the Fund was 1.09%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.57%, 2.32%, 1.82%, 1.32%, 1.32% and 1.32%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective April 1, 2026, the Adviser has contractually agreed, through at least March 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.57%, 2.32%, 1.82%, 1.32%, 1.23% and 1.23%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended November 30, 2025, the Adviser waived advisory fees of $25,321.
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Invesco SteelPath MLP Alpha Fund

The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2025, IDI advised the Fund that IDI retained $51,266 in front-end sales commissions from the sale of Class A shares and $979 and $4,500 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended November 30, 2025, the Fund incurred $10,116 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$738,098,700	$—	$—	$738,098,700
Common Stocks & Other Equity Interests	299,737,778	—	—	299,737,778
Money Market Funds	18,154,436	29,107,086	—	47,261,522
Total Investments	$1,055,990,914	$29,107,086	$—	$1,085,098,000
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended November 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,890.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
17
Invesco SteelPath MLP Alpha Fund

NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended November 30, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2025 and 2024:
	2025	2024
Ordinary income	$60,767,118	$54,936,886
For the year ended November 30, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 0.90% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of November 30, 2025:
Current tax (expense) benefit
Federal	$9,870,139
State	1,606,075
Total current tax (expense) benefit	$11,476,214
Deferred tax (expense) benefit
Federal	$(1,148,007)
State	(434,100)
Total deferred tax (expense) benefit	$(1,582,107)
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$6,497,669	21.00%
State income taxes net of federal benefit	829,456	2.68%
Effect of state tax rate change	96,405	0.31%
Effect of permanent differences	1,471,636	4.76%
Return to provision adjustments	1,312,363	4.24%
Change in valuation allowance	(313,422)	(1.01)%
Total income tax (expense) benefit	$9,894,107	31.98%
For the year ended November 30, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 31.98% differed from the combined federal and state statutory tax rate of 21.90% due to favorable permanent adjustments for dividends received deductions, the revaluation of deferred tax liabilities and return to provision adjustments for foreign tax credits and tax receivables.
Components of the Fund’s deferred tax assets and liabilities as of November 30, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$2,391,958
Net operating loss carryforward (tax basis) — State	2,156,895
Excess business interest expense carryforward	2,207,339
Capital loss carryforward (tax basis)	3,453,268
Valuation allowance	(313,422)
Other	682,510
Total deferred tax assets	$10,578,548
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(26,242,165)
Book to tax differences - Income recognized from MLPs	(3,993,544)
Other	(693,325)
Total deferred tax liability	(30,929,034)
Total net deferred tax asset (liability)	$(20,350,486)
18
Invesco SteelPath MLP Alpha Fund

As of November 30, 2025, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:
Expiration Date for Expiring net operating loss carryforwards:
Total expiring net operating loss carryforwards	$—
Total non-expiring net operating loss carryforwards	$11,390,276
Total net operating loss carryforwards	$11,390,276
During the year ended November 30, 2025, the Fund estimates that no net operating loss carryforward will be utilized.
As of November 30, 2025, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:
Expiration Date
11/30/2026	$15,768,345
During the year ended November 30, 2025, the Fund utilized $182,687,762 of capital loss carryforward.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2025 was $545,362,811 and $592,083,686, respectively.
As of November 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$194,060,653
Aggregate unrealized (depreciation) of investments	(35,431,858)
Net unrealized appreciation of investments	$158,628,795
Cost of investments for tax purposes is $926,469,205.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended November 30, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	4,188,501	$36,193,556	4,150,083	$30,705,447
Class C	760,908	5,443,185	1,149,637	7,302,476
Class R	131,755	1,106,704	123,273	906,826
Class Y	11,536,374	105,862,045	10,312,830	82,680,451
Class R5	15,796	139,028	1,995	15,041
Class R6	974,874	9,306,271	1,104,759	8,902,229
Issued as reinvestment of dividends:
Class A	2,253,995	19,023,532	2,319,107	17,446,396
Class C	422,777	2,985,056	561,922	3,590,692
Class R	22,865	188,795	16,446	120,866
Class Y	1,647,447	14,934,847	1,569,333	12,688,389
Class R5	1,287	11,064	535	4,049
Class R6	80,743	742,359	72,762	603,612
Automatic conversion of Class C shares to Class A shares:
Class A	2,216,382	19,057,040	3,180,136	23,218,262
Class C	(2,647,004)	(19,057,040)	(3,731,605)	(23,218,262)
Reacquired:
Class A	(10,000,460)	(84,314,429)	(9,367,211)	(68,883,563)
Class C	(1,993,962)	(14,197,307)	(2,272,107)	(14,247,231)
Class R	(79,819)	(659,675)	(55,191)	(422,124)
Class Y	(15,348,987)	(139,475,160)	(10,934,585)	(85,880,386)
Class R5	(1,803)	(15,483)	(1,859)	(13,714)
Class R6	(1,004,552)	(9,348,163)	(972,983)	(8,092,035)
Net increase (decrease) in share activity	(6,822,883)	$(52,073,775)	(2,772,723)	$(12,572,579)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco SteelPath MLP Alpha Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Alpha Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Alpha Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
January 21, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Invesco SteelPath MLP Alpha Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Alpha Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three period. The Board acknowledged limitations regarding the Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as those taxed as C-corporations (such
21
Invesco SteelPath MLP Alpha Fund

as the Fund) and discussed how such taxation status impacted relative Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual and actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual and actual management fees and total expenses.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the
22
Invesco SteelPath MLP Alpha Fund

federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
23
Invesco SteelPath MLP Alpha Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
24
Invesco SteelPath MLP Alpha Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMA-NCSR

Annual Financial Statements and Other Information
November 30, 2025
Invesco SteelPath MLP Alpha Plus Fund
Nasdaq:
A: MLPLX ■ C: MLPMX ■ R: SPMJX ■ Y: MLPNX ■ R5: SPMPX ■ R6: OSPPX

2	Schedule of Investments
4	Financial Statements
8	Financial Highlights
14	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Approval of Investment Advisory and Sub-Advisory Contracts
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
November 30, 2025

Units		Value
Master Limited Partnerships & Related Entities– 104.20%
Diversified–55.08%
Energy Transfer L.P.(a)	2,947,824	$49,258,139
Enterprise Products Partners L.P.(a)	1,209,013	39,583,086
MPLX L.P.(a)	1,024,337	55,652,229
TC Energy Corp. (Canada)(a)	175,222	9,588,148
		154,081,602
Gathering & Processing –23.01%
Hess Midstream L.P.(a)	633,143	21,324,256
Western Midstream Partners L.P.(a)	1,094,416	43,043,381
		64,367,637
Natural Gas Pipeline Transportation–2.57%
Enbridge, Inc. (Canada)(a)	147,100	7,175,538
Other Energy–8.34%
Kodiak Gas Services, Inc.(a)	98,724	3,475,085
Sunoco L.P.(a)	353,240	19,862,685
		23,337,770
Petroleum Pipeline Transportation–15.20%
Genesis Energy L.P.(a)	621,242	9,685,163
Plains All American Pipeline L.P.(a)	1,463,525	25,479,970
Plains GP Holdings L.P.(a)	397,122	7,362,642
		42,527,775
Total Master Limited Partnerships & Related Entities (Cost $207,599,807)		291,490,322
Shares
Common Stocks & Other Equity Interests–42.53%
Diversified–10.19%
ONEOK, Inc.(a)	201,849	14,698,626
Williams Cos., Inc. (The)(a)	226,261	13,786,083
		28,484,709
Gathering & Processing –19.41%
Archrock, Inc.(a)	144,730	3,551,674
Targa Resources Corp.(a)	289,468	50,746,636
		54,298,310
Shares		Value
Natural Gas Pipeline Transportation–1.14%
Kinetik Holdings, Inc.(a)(b)	92,065	$3,192,814
Other Energy–11.79%
Cheniere Energy, Inc.(a)	68,248	14,226,978
Kinder Morgan, Inc.(a)	332,751	9,090,758
Sunococorp LLC(a)(c)	183,217	9,666,529
		32,984,265
Total Common Stocks & Other Equity Interests (Cost $95,971,257)		118,960,098

Money Market Funds–5.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e)	5,138,666	5,138,666
Invesco Treasury Portfolio, Institutional Class, 3.85%(d)(e)	9,543,238	9,543,238
Total Money Market Funds (Cost $14,681,904)		14,681,904
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-151.98% (Cost $318,252,968)		425,132,324
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.64%
Invesco Private Government Fund, 4.00%(d)(e)(f)	502,373	502,373
Invesco Private Prime Fund, 4.12%(d)(e)(f)	1,288,393	1,288,779
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,791,152)		1,791,152
TOTAL INVESTMENTS IN SECURITIES—152.62% (Cost $320,044,120)		426,923,476
BORROWINGS–(42.18)%		(118,000,000)
OTHER ASSETS LESS LIABILITIES–(10.44)%		(29,194,099)
NET ASSETS–100.00%		$279,729,377
Notes to Schedule of Investments:
(a)
As of November 30, 2025, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $267,629,857 as of November 30, 2025. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6 of the
Notes to Financial Statements for additional information.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended November 30, 2025.

	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$53,450,927	$(48,312,261)	$-	$-	$5,138,666	$149,125
Invesco Treasury Portfolio, Institutional Class	-	99,266,007	(89,722,769)	-	-	9,543,238	274,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$2,208,479	$(1,706,106)	$-	$-	$502,373	$986*
Invesco Private Prime Fund	-	5,681,400	(4,392,527)	-	(94)	1,288,779	2,639*
Total	$-	$160,606,813	$(144,133,663)	$-	$(94)	$16,473,056	$426,992

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1N.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $303,571,064)*	$410,450,420
Investments in affiliated money market funds, at value (Cost $16,473,056)	16,473,056
Cash	345
Receivable for:
Investments sold	85,500
Fund shares sold	45,845
Dividends	4,006,501
Investment for trustee deferred compensation and retirement plans	36,083
Other assets	166,512
Total assets	431,264,262
Liabilities:
Payable for:
Borrowings	118,000,000
Fund shares reacquired	10,830
Collateral upon return of securities loaned	1,791,152
Accrued fees to affiliates	164,178
Accrued interest expense	461,147
Accrued trustees’ and officers’ fees and benefits	3,258
Accrued other operating expenses	190,770
Current federal and state tax	6,334,582
Deferred tax liability, net	24,542,885
Trustee deferred compensation and retirement plans	36,083
Total liabilities	151,534,885
Net assets applicable to shares outstanding	$279,729,377
Net assets consist of:
Shares of beneficial interest	$293,397,074
Distributable earnings (loss), net of taxes	(13,667,697)
$279,729,377
Net Assets:
Class A	$165,403,730
Class C	$40,572,232
Class R	$6,754,965
Class Y	$65,248,941
Class R5	$11,073
Class R6	$1,738,436
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,908,551
Class C	8,387,916
Class R	1,161,650
Class Y	10,261,213
Class R5	1,818
Class R6	264,804
Class A:
Net asset value per share	$5.93
Maximum offering price per share (Net asset value of $5.93 ÷ 94.50%)	$6.28
Class C:
Net asset value and offering price per share	$4.84
Class R:
Net asset value and offering price per share	$5.81
Class Y:
Net asset value and offering price per share	$6.36
Class R5:
Net asset value and offering price per share	$6.09
Class R6:
Net asset value and offering price per share	$6.56

*	At November 30, 2025, security with a value of $1,787,546 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations
For the year ended November 30, 2025
Investment income:
Distributions and dividends (net of foreign withholding taxes of $135,620)	$26,653,919
Dividends from affiliated money market funds (includes net securities lending income of $6,115)	429,482
Less: return of capital on distributions and dividends	(21,703,904)
Total investment income	5,379,497
Expenses:
Advisory fees	3,776,901
Administrative services fees	107,062
Custodian fees	5,660
Distribution fees:
Class A	434,513
Class C	456,232
Class R	35,426
Interest, facilities and maintenance fees	6,265,523
Transfer agent fees — A, C, R and Y	304,084
Transfer agent fees — R5	4
Transfer agent fees — R6	292
Trustees’ and officers’ fees and benefits	23,406
Registration and filing fees	86,889
Reports to shareholders	26,963
Professional services fees	140,370
Other	20,971
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	11,684,296
Less: Fees waived and/or expense offset arrangement(s)	(18,514)
Net expenses, before deferred taxes	11,665,782
Net investment income (loss), before deferred taxes	(6,286,285)
Net deferred tax (expense) benefit	(2,551,771)
Current tax (expense) benefit	14,767
Net investment income (loss), net of deferred taxes	(8,823,289)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	66,374,798
Affiliated investment securities	(94)
Foreign currencies	137
Current tax (expense) benefit	(6,349,349)
Net deferred tax (expense) benefit	(4,107,254)
55,918,238
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(80,454,798)
Foreign currencies	325
Net deferred tax (expense) benefit	17,983,090
(62,471,383)
Net realized and unrealized gain (loss), net of deferred taxes	(6,553,145)
Net increase (decrease) in net assets resulting from operations	$(15,376,434)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets
For the years ended November 30, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss), net of deferred taxes	$(8,823,289)	$(3,957,301)
Net realized gain, net of deferred taxes	55,918,238	25,408,708
Change in net unrealized appreciation (depreciation), net of deferred taxes	(62,471,383)	93,517,276
Net increase (decrease) in net assets resulting from operations	(15,376,434)	114,968,683
Distributions to shareholders from distributable earnings:
Class A	(9,742,820)	(7,388,377)
Class C	(3,063,732)	(2,735,648)
Class R	(405,338)	(276,466)
Class Y	(4,035,546)	(3,462,322)
Class R5	(613)	(562)
Class R6	(61,476)	(32,079)
Total distributions from distributable earnings	(17,309,525)	(13,895,454)
Share transactions–net:
Class A	1,538,355	23,954,826
Class C	(4,779,558)	(2,151,923)
Class R	394,073	1,653,752
Class Y	(13,379,526)	5,959,090
Class R5	—	(6,724)
Class R6	1,105,919	46,157
Net increase (decrease) in net assets resulting from share transactions	(15,120,737)	29,455,178
Net increase (decrease) in net assets	(47,806,696)	130,528,407
Net assets:
Beginning of year	327,536,073	197,007,666
End of year	$279,729,377	$327,536,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows
For the year ended November 30, 2025
Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(15,376,434)
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(112,841,358)
Proceeds from sales of investments	128,828,727
Distributions from Master Limited Partnerships	21,703,904
Net change in collateral upon return of securities loaned	1,791,152
Net realized gain from investment securities	(66,374,798)
Net change in unrealized depreciation on investment securities	80,454,798
Change in operating assets and liabilities:
Increase in receivables and other assets	(3,944,942)
Decrease in accrued expenses and other payables	(264,181)
Decrease in current tax liability	(4,973,438)
Net cash provided by operating activities	29,003,430
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(4,496,812)
Proceeds from shares of beneficial interest sold	63,500,011
Disbursements from shares of beneficial interest reacquired	(91,232,508)
Proceeds from borrowings	18,000,000
Net cash provided by (used in) financing activities	(14,229,309)
Net increase in cash and cash equivalents	14,774,121
Cash and cash equivalents at beginning of period	1,699,280
Cash and cash equivalents at end of period	$16,473,401
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$12,812,713
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$6,249,840
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Years Ended November 30,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.52	$4.40	$3.85	$2.73	$1.95
Net investment income (loss)(a)	(0.17)	(0.08)	(0.07)	(0.02)	(0.03)
Return of capital(a)	0.33	0.30	0.25	0.22	0.19
Net gains (losses) on securities (both realized and unrealized)	(0.41)	2.19	0.62	1.17	0.87
Total from investment operations	(0.25)	2.41	0.80	1.37	1.03
Less:
Dividends from net investment income	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	(0.22)
Total distributions	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$5.93	$6.52	$4.40	$3.85	$2.73
Total return(b)	(3.75)%	56.82%	21.90%	51.36%	53.66%
Net assets, end of period (000’s omitted)	$165,404	$181,751	$102,689	$88,038	$55,512
Portfolio turnover rate	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.77%	3.92%	3.97%	2.64%	2.56%
Expense (waivers)	(0.00)%	(0.00)%	(0.14)%(c)	(0.25)%(c)	(0.40)%(c)
With fee waivers and/or expense reimbursements, before taxes	3.77%	3.92%	3.83%	2.39%	2.16%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.72%	1.78%	1.69%	1.59%	1.58%
Deferred/current tax expense (benefit)(d)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	2.14%	17.29%	7.92%	2.39%	2.16%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(2.01)%	(2.30)%	(2.68)%	(1.68)%	(1.67)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.01)%	(2.30)%	(2.54)%	(1.43)%	(1.27)%
Deferred tax benefit (expense)(e)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(2.84)%	(1.60)%	(1.72)%	(0.50)%	(1.27)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

Years Ended November 30,
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.43	$3.73	$3.32	$2.40	$1.75
Net investment income (loss)(a)	(0.18)	(0.10)	(0.08)	(0.04)	(0.05)
Return of capital(a)	0.28	0.25	0.21	0.19	0.17
Net gains (losses) on securities (both realized and unrealized)	(0.35)	1.84	0.53	1.02	0.78
Total from investment operations	(0.25)	1.99	0.66	1.17	0.90
Less:
Dividends from net investment income	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	(0.22)
Total distributions	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$4.84	$5.43	$3.73	$3.32	$2.40
Total return(b)	(4.53)%	55.74%	21.15%	50.03%	52.31%
Net assets, end of period (000’s omitted)	$40,572	$51,023	$37,269	$49,469	$34,598
Portfolio turnover rate	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.52%	4.67%	4.72%	3.39%	3.31%
Expense (waivers)	(0.00)%	(0.00)%	(0.14)%(c)	(0.25)%(c)	(0.38)%(c)
With fee waivers and/or expense reimbursements, before taxes	4.52%	4.67%	4.58%	3.14%	2.93%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.47%	2.53%	2.44%	2.34%	2.35%
Deferred/current tax expense (benefit)(d)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	2.89%	18.04%	8.67%	3.14%	2.93%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(2.76)%	(3.05)%	(3.43)%	(2.43)%	(2.42)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.76)%	(3.05)%	(3.29)%	(2.18)%	(2.04)%
Deferred tax benefit (expense)(e)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(3.59)%	(2.35)%	(2.47)%	(1.25)%	(2.04)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

Years Ended November 30,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.42	$4.35	$3.81	$2.71	$1.95
Net investment income (loss)(a)	(0.18)	(0.09)	(0.08)	(0.03)	(0.04)
Return of capital(a)	0.33	0.29	0.25	0.22	0.19
Net gains (losses) on securities (both realized and unrealized)	(0.42)	2.16	0.62	1.16	0.86
Total from investment operations	(0.27)	2.36	0.79	1.35	1.01
Less:
Dividends from net investment income	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	(0.22)
Total distributions	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$5.81	$6.42	$4.35	$3.81	$2.71
Total return(b)	(4.14)%	56.32%	21.87%	50.98%	52.60%
Net assets, end of period (000’s omitted)	$6,755	$7,109	$3,381	$1,878	$448
Portfolio turnover rate	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.02%	4.17%	4.22%	2.89%	2.81%
Expense (waivers)	(0.00)%	(0.00)%	(0.14)%(c)	(0.25)%(c)	(0.40)%(c)
With fee waivers and/or expense reimbursements, before taxes	4.02%	4.17%	4.08%	2.64%	2.41%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.97%	2.03%	1.94%	1.84%	1.83%
Deferred/current tax expense (benefit)(d)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	2.39%	17.54%	8.17%	2.64%	2.41%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(2.26)%	(2.55)%	(2.93)%	(1.93)%	(1.92)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.26)%	(2.55)%	(2.79)%	(1.68)%	(1.52)%
Deferred tax benefit (expense)(e)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(3.09)%	(1.85)%	(1.97)%	(0.75)%	(1.52)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.96	$4.66	$4.06	$2.86	$2.03
Net investment income (loss)(a)	(0.17)	(0.07)	(0.06)	(0.01)	(0.03)
Return of capital(a)	0.36	0.31	0.26	0.23	0.20
Net gains (losses) on securities (both realized and unrealized)	(0.45)	2.35	0.65	1.23	0.91
Total from investment operations	(0.26)	2.59	0.85	1.45	1.08
Less:
Dividends from net investment income	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	0.002	(0.22)
Total distributions	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$6.36	$6.96	$4.66	$4.06	$2.86
Total return(b)	(3.66)%	57.53%	22.00%	51.84%	54.02%
Net assets, end of period (000’s omitted)	$65,249	$86,944	$53,284	$66,849	$44,921
Portfolio turnover rate	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.52%	3.67%	3.72%	2.39%	2.31%
Expense (waivers)	(0.00)%	(0.00)%	(0.14)%(c)	(0.25)%(c)	(0.37)%(c)
With fee waivers and/or expense reimbursements, before taxes	3.52%	3.67%	3.58%	2.14%	1.94%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.47%	1.53%	1.44%	1.34%	1.36%
Deferred/current tax expense (benefit)(d)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	1.89%	17.04%	7.67%	2.14%	1.94%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.76)%	(2.05)%	(2.43)%	(1.43)%	(1.42)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.76)%	(2.05)%	(2.29)%	(1.18)%	(1.05)%
Deferred tax benefit (expense)(e)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(2.59)%	(1.35)%	(1.47)%	(0.25)%	(1.05)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

Years Ended November 30,
Class R5	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.67	$4.48	$3.91	$2.76	$1.97
Net investment income (loss)(a)	(0.16)	(0.07)	(0.06)	(0.01)	(0.03)
Return of capital(a)	0.34	0.30	0.25	0.22	0.19
Net gains (losses) on securities (both realized and unrealized)	(0.42)	2.25	0.63	1.19	0.88
Total from investment operations	(0.24)	2.48	0.82	1.40	1.04
Less:
Dividends from net investment income	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	(0.22)
Total distributions	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$6.09	$6.67	$4.48	$3.91	$2.76
Total return(b)	(3.52)%	57.39%	22.08%	51.91%	53.65%
Net assets, end of period (000’s omitted)	$11	$12	$15	$7	$5
Portfolio turnover rate	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.45%	3.64%	3.64%	2.31%	2.23%
Expense (waivers)	(0.00)%	(0.00)%	(0.14)%(c)	(0.25)%(c)	(0.40)%(c)
With fee waivers and/or expense reimbursements, before taxes	3.45%	3.64%	3.50%	2.06%	1.83%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.40%	1.50%	1.36%	1.26%	1.25%
Deferred/current tax expense (benefit)(d)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	1.82%	17.01%	7.59%	2.06%	1.83%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.69)%	(2.02)%	(2.35)%	(1.35)%	(1.34)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.69)%	(2.02)%	(2.21)%	(1.10)%	(0.94)%
Deferred tax benefit (expense)(e)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(2.52)%	(1.32)%	(1.39)%	(0.17)%	(0.94)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

Years Ended November 30,
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.17	$4.79	$4.15	$2.92	$2.06
Net investment income (loss)(a)	(0.16)	(0.07)	(0.06)	(0.00)	(0.03)
Return of capital(a)	0.36	0.32	0.27	0.23	0.21
Net gains (losses) on securities (both realized and unrealized)	(0.47)	2.42	0.68	1.25	0.93
Total from investment operations	(0.27)	2.67	0.89	1.48	1.11
Less:
Dividends from net investment income	(0.34)	(0.29)	(0.25)	(0.25)	(0.03)
Return of capital	—	—	—	—	(0.22)
Total distributions	(0.34)	(0.29)	(0.25)	(0.25)	(0.25)
Net asset value, end of period	$6.56	$7.17	$4.79	$4.15	$2.92
Total return(b)	(3.69)%	57.65%	22.50%	51.79%	54.72%
Net assets, end of period (000’s omitted)	$1,738	$697	$369	$198	$192
Portfolio turnover rate	25%	26%	42%	43%	42%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.45%	3.60%	3.64%	2.31%	2.23%
Expense (waivers)	(0.00)%	(0.00)%	(0.14)%(c)	(0.29)%(c)	(0.44)%(c)
With fee waivers and/or expense reimbursements, before taxes	3.45%	3.60%	3.50%	2.02%	1.79%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.40%	1.46%	1.36%	1.22%	1.21%
Deferred/current tax expense (benefit)(d)	(1.63)%	13.37%	4.09%	0.00%	— %
With fee waivers and/or expense reimbursements, after taxes	1.82%	16.97%	7.59%	2.02%	1.79%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.69)%	(1.98)%	(2.35)%	(1.35)%	(1.34)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.69)%	(1.98)%	(2.21)%	(1.06)%	(0.90)%
Deferred tax benefit (expense)(e)	(0.83)%	0.70%	0.82%	0.93%	— %
Ratio of net investment income (loss), after taxes	(2.52)%	(1.28)%	(1.39)%	(0.13)%	(0.90)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements
November 30, 2025
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

Invesco SteelPath MLP Alpha Plus Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the instruments of the group of industries that comprise energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation

Invesco SteelPath MLP Alpha Plus Fund

allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
M.
Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.
N.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

Invesco SteelPath MLP Alpha Plus Fund

consistent with the federal securities laws. For the year ended November 30, 2025, the Fund paid the Adviser $988 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
O.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
P.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Q.
Leverage Risk – The Fund utilizes leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	1.250%
Next $2 billion	1.230%
Over $5 billion	1.200%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended November 30, 2025, the effective advisory fee rate incurred by the Fund was 1.24%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.58%, 2.08%, 1.58%, 1.58% and 1.58%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective April 1, 2026, the Adviser has contractually agreed, through at least March 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.58%, 2.08%, 1.58%, 1.52% and 1.52%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Invesco SteelPath MLP Alpha Plus Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended November 30, 2025, the Adviser waived advisory fees of $12,249.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2025, IDI advised the Fund that IDI retained $25,547 in front-end sales commissions from the sale of Class A shares and $348 and $5,805 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended November 30, 2025, the Fund incurred $42,251 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$291,490,322	$—	$—	$291,490,322
Common Stocks & Other Equity Interests	118,960,098	—	—	118,960,098
Money Market Funds	14,681,904	1,791,152	—	16,473,056
Total Investments	$425,132,324	$1,791,152	$—	$426,923,476
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended November 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,265.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

Invesco SteelPath MLP Alpha Plus Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The Fund is permitted to borrow up to $160 million (increased from $130 million effective September 24, 2025). The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
Interest on borrowings outstanding under the revolving credit and security agreement is calculated at a rate per annum based on the Term Secured Overnight Financing Rate plus an applicable spread. During the year ended November 30, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $114,279,452 with an average interest rate of 5.32%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2025 and 2024:
	2025	2024
Ordinary income	$17,309,525	$13,895,454
For the year ended November 30, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 0.90% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of November 30, 2025:
Current tax (expense) benefit
Federal	$(6,007,888)
State	(326,694)
Total current tax (expense) benefit	$(6,334,582)
Deferred tax (expense) benefit
Federal	$10,767,179
State	556,886
Total deferred tax (expense) benefit	$11,324,065
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$4,276,843	21.00%
State income taxes net of federal benefit	5,619	0.03%
Effect of state tax rate change	176,233	0.87%
Effect of permanent differences	379,523	1.86%
Return to provision adjustments	29,993	0.15%
Foreign Tax Credit	346,667	1.70%
Other	5,337	0.02%
Change in valuation allowance	(230,732)	(1.13)%
Total income tax (expense) benefit	$4,989,483	24.50%
For the year ended November 30, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 24.50% differed from the combined federal and state statutory tax rate of 21.90% due to favorable adjustments for dividends received deductions, the effect of the rate change on deferred tax liabilities and the benefits of foreign tax credits partially offset by the valuation allowance recorded on foreign tax credit carryovers.
Components of the Fund’s deferred tax assets and liabilities as of November 30, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) — State	$156,329
Excess business interest expense carryforward	704,207
Valuation allowance	(230,732)
Other	263,148
Total deferred tax assets	$892,952

Invesco SteelPath MLP Alpha Plus Fund

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(23,377,660)
Book to tax differences - Income recognized from MLPs	(2,058,177)
Total deferred tax liability	(25,435,837)
Total net deferred tax asset (liability)	$(24,542,885)
During the year ended November 30, 2025, the Fund utilized $11,621,769 of net operating loss carryforward.
As of November 30, 2025, the Fund does not have net capital loss carryforwards for federal income tax purposes.
During the year ended November 30, 2025, the Fund utilized $18,893,364 of capital loss carryforward.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2025 was $112,841,358 and $128,914,227, respectively.
As of November 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$131,827,369
Aggregate unrealized (depreciation) of investments	(6,419,918)
Net unrealized appreciation of investments	$125,407,451
Cost of investments for tax purposes is $301,516,025.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended November 30, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	5,087,422	$31,329,003	6,420,912	$33,053,510
Class C	1,446,914	7,319,140	1,388,591	6,069,841
Class R	266,836	1,596,659	387,116	1,940,698
Class Y	3,276,406	21,431,906	4,710,204	25,697,791
Class R6	231,596	1,519,155	275,133	1,478,881
Issued as reinvestment of dividends:
Class A	1,264,013	7,517,079	1,093,408	5,645,275
Class C	468,898	2,296,300	480,137	2,068,946
Class R	68,285	398,657	54,099	275,498
Class Y	399,383	2,543,322	379,366	2,101,682
Class R5	-	-	8	35
Class R6	8,798	57,355	5,087	28,491
Automatic conversion of Class C shares to Class A shares:
Class A	1,226,469	7,432,193	965,461	4,912,301
Class C	(1,486,357)	(7,432,193)	(1,148,862)	(4,912,301)
Reacquired:
Class A	(7,526,720)	(44,739,920)	(3,963,515)	(19,656,260)
Class C	(1,436,712)	(6,962,805)	(1,316,353)	(5,378,409)
Class R	(280,095)	(1,601,243)	(112,597)	(562,444)
Class Y	(5,911,021)	(37,354,754)	(4,018,055)	(21,840,383)
Class R5	-	-	(1,551)	(6,759)
Class R6	(72,900)	(470,591)	(260,030)	(1,461,215)
Net increase (decrease) in share activity	(2,968,785)	$(15,120,737)	5,338,559	$29,455,178

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco SteelPath MLP Alpha Plus Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Alpha Plus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Alpha Plus Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations and cash flows for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
January 21, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco SteelPath MLP Alpha Plus Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Alpha Plus Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class Y shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class Y shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as those taxed as C-corporations (such as the Fund) and discussed how such taxation status can impact relative performance. The Board recognized that the performance data reflects a

Invesco SteelPath MLP Alpha Plus Fund

snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fifth quintile of its expense group and that its contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to how the Fund differentiates itself significantly from peers due to its utilization of leverage, which requires additional management skill and support. The Board also considered information provided by management regarding how the Fund’s actual management fees compare to other similar funds (closed-end funds that use leverage) not included in the expense group.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco SteelPath MLP Alpha Plus Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

Invesco SteelPath MLP Alpha Plus Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco SteelPath MLP Alpha Plus Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMAP-NCSR

Annual Financial Statements and Other Information
November 30, 2025
Invesco SteelPath MLP Income Fund
Nasdaq:
A: MLPDX ■ C: MLPRX ■ R: SPNNX ■ Y: MLPZX ■ R5: SPMQX ■ R6: OSPMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Approval of Investment Advisory and Sub-Advisory Contracts
24	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
November 30, 2025

Units		Value
Master Limited Partnerships & Related Entities– 102.95%
Diversified–45.45%
Energy Transfer L.P.	34,615,345	$578,422,415
Enterprise Products Partners L.P.	18,175,000	595,049,500
MPLX L.P.	11,649,596	632,922,551
		1,806,394,466
Gathering & Processing –17.85%
Hess Midstream L.P.	2,450,000	82,516,000
Summit Midstream Corp.(a)(b)	738,629	18,495,270
Western Midstream Partners L.P.	15,473,546	608,574,564
		709,585,834
Other Energy–21.40%
Arko Corp.	1,626,925	7,744,163
CrossAmerica Partners L.P.(a)	3,748,183	76,462,933
Global Partners L.P.	1,274,167	56,037,865
Kodiak Gas Services, Inc.	2,488,222	87,585,415
Sunoco L.P.	5,854,810	329,215,966
USA Compression Partners L.P.(a)	9,151,625	231,078,531
Westlake Chemical Partners L.P.(a)	3,304,619	62,655,576
		850,780,449
Petroleum Pipeline Transportation–17.79%
Delek Logistics Partners L.P.	1,227,101	56,250,310
Genesis Energy L.P.(a)	9,370,932	146,092,830
NGL Energy Partners L.P.(a)(b)	12,412,037	122,010,324
Plains All American Pipeline L.P.	21,583,333	375,765,827
South Bow Corp. (Canada)	250,000	6,890,000
		707,009,291
Terminalling & Storage–0.46%
Martin Midstream Partners L.P.(a)	7,026,434	18,338,993
Total Master Limited Partnerships & Related Entities (Cost $2,203,231,599)		4,092,109,033
Shares
Common Stocks & Other Equity Interests–9.41%
Diversified–2.35%
ONEOK, Inc.	1,283,414	93,458,208
Gathering & Processing–6.48%
Antero Midstream Corp.	14,297,509	257,498,136
Natural Gas Pipeline Transportation–0.58%
Kinetik Holdings, Inc.(c)	660,000	22,888,800
Shares		Value
Petroleum Pipeline Transportation–0.00%
Phillips 66	500	$68,480
Total Common Stocks & Other Equity Interests (Cost $121,298,558)		373,913,624
Units
Exchange-Traded Funds–0.53%
Other Energy–0.53%
Invesco SteelPath MLP & Energy Infrastructure ETF(a) (Cost $20,894,415)	875,000	21,105,788
Preferred Master Limited Partnerships & Related Entities–0.07%
Other Energy–0.07%
Global Partners L.P. (Cost $2,500,000)	100,000	2,572,010
Shares
Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(a)(d)	15,309,850	15,309,850
Invesco Treasury Portfolio, Institutional Class, 3.85%(a)(d)	28,432,579	28,432,579
Total Money Market Funds (Cost $43,742,429)		43,742,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.06% (Cost $2,391,667,001)		4,533,442,884
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.52%
Invesco Private Government Fund, 4.00%(a)(d)(e)	5,796,323	5,796,323
Invesco Private Prime Fund, 4.12%(a)(d)(e)	15,022,147	15,026,654
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,822,977)		20,822,977
TOTAL INVESTMENTS IN SECURITIES—114.58% (Cost $2,412,489,978)		4,554,265,861
OTHER ASSETS LESS LIABILITIES–(14.58)%		(579,568,546)
NET ASSETS–100.00%		$3,974,697,315
Investment Abbreviations:
ETF	– Exchange-Traded Fund
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Income Fund

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended November 30, 2025.

							Dividends and Distributions
	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$-	$20,969,650	$-	$211,373	$-	$21,105,788	$(75,235)	$-	$251,015
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	191,096,501	(175,786,651)	-	-	15,309,850	-	-	852,311
Invesco Treasury Portfolio, Institutional Class	-	354,893,503	(326,460,924)	-	-	28,432,579	-	-	1,570,300
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	31,902,282	(26,105,959)	-	-	5,796,323	-	-	25,420*
Invesco Private Prime Fund	-	67,827,968	(52,801,101)	-	(213)	15,026,654	-	-	65,865*
Investments in Other Affiliates:
CrossAmerica Partners L.P.	77,399,979	-	-	6,934,138	-	76,462,933	(7,871,184)	-	-
Genesis Energy L.P.	103,278,766	10,725,259	-	38,083,870	-	146,092,830	(5,995,065)	-	-
KNOT Offshore Partners L.P.	10,358,767	-	(16,177,800)	19,424,967	(13,605,934)	-	-	-	-
Martin Midstream Partners L.P.	27,965,207	-	-	(9,485,685)	-	18,338,993	(140,529)	-	-
NGL Energy Partners L.P.	59,826,018	-	-	62,184,306	-	122,010,324	-	-	-
Summit Midstream Corp.	27,912,790	-	-	(9,417,520)	-	18,495,270	-	-	-
USA Compression Partners L.P.	217,748,234	1,916,920	-	30,592,414	-	231,078,531	(19,179,037)	-	-
Westlake Chemical Partners L.P.	80,112,483	-	(1,457,291)	(10,244,257)	531,032	62,655,576	(6,286,391)	-	-
Total	$604,602,244	$679,332,083	$(598,789,726)	$128,283,606	$(13,075,115)	$760,805,651	$(39,547,441)	$-	$2,764,911

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,620,354,654)*	$3,793,460,210
Investments in affiliates, at value (Cost $792,135,324)	760,805,651
Receivable for:
Fund shares sold	426,896
Dividends	167,960
Tax refund	726,208
Investment for trustee deferred compensation and retirement plans	115,676
Other assets	205,506
Total assets	4,555,908,107
Liabilities:
Payable for:
Fund shares reacquired	938,493
Amount due custodian	18,274
Collateral upon return of securities loaned	20,822,977
Accrued fees to affiliates	2,032,542
Accrued interest expense	34,955
Accrued trustees’ and officers’ fees and benefits	7,031
Accrued other operating expenses	461,839
Deferred tax liability, net	556,779,005
Trustee deferred compensation and retirement plans	115,676
Total liabilities	581,210,792
Net assets applicable to shares outstanding	$3,974,697,315
Net assets consist of:
Shares of beneficial interest	$3,233,333,241
Distributable earnings, net of taxes	741,364,074
$3,974,697,315
Net Assets:
Class A	$1,951,849,726
Class C	$502,674,355
Class R	$5,004,696
Class Y	$1,441,775,774
Class R5	$10,884
Class R6	$73,381,880
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	325,237,172
Class C	106,924,280
Class R	853,535
Class Y	219,820,070
Class R5	1,773
Class R6	10,986,294
Class A:
Net asset value per share	$6.00
Maximum offering price per share (Net asset value of $6.00 ÷ 94.50%)	$6.35
Class C:
Net asset value and offering price per share	$4.70
Class R:
Net asset value and offering price per share	$5.86
Class Y:
Net asset value and offering price per share	$6.56
Class R5:
Net asset value and offering price per share	$6.14
Class R6:
Net asset value and offering price per share	$6.68

*	At November 30, 2025, securities with an aggregate value of $17,690,858 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Income Fund

Statement of Operations
For the year ended November 30, 2025
Investment income:
Distributions and dividends (net of foreign withholding taxes of $41,250)	$316,924,595
Dividends from affiliates (includes net securities lending income of $88,747)	2,762,373
Less: return of capital on distributions and dividends ($(39,547,441) from affiliates)	(303,594,168)
Total investment income	16,092,800
Expenses:
Advisory fees	36,807,059
Administrative services fees	1,096,603
Custodian fees	19,996
Distribution fees:
Class A	4,887,166
Class C	5,240,676
Class R	25,788
Interest, facilities and maintenance fees	606,171
Transfer agent fees — A, C, R and Y	4,218,971
Transfer agent fees — R5	4
Transfer agent fees — R6	21,427
Trustees’ and officers’ fees and benefits	45,048
Registration and filing fees	175,037
Reports to shareholders	168,162
Professional services fees	188,273
Other	203,572
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	53,703,953
Less: Fees waived and/or expense offset arrangement(s)	(135,964)
Net expenses, before deferred taxes	53,567,989
Net investment income (loss), before deferred taxes	(37,475,189)
Net deferred tax (expense) benefit	(39,029,573)
Current tax (expense) benefit	618,208
Net investment income (loss), net of deferred taxes	(75,886,554)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(7,590,521))	274,879,887
Affiliated investment securities	(13,075,115)
Net deferred tax (expense) benefit	13,597,817
275,402,589
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(213,090,432)
Affiliated investment securities	128,283,606
Net deferred tax (expense) benefit	3,517,931
(81,288,895)
Net realized and unrealized gain, net of deferred taxes	194,113,694
Net increase in net assets resulting from operations	$118,227,140
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets
For the years ended November 30, 2025 and 2024
	2025	2024
Operations:
Net investment income (loss), net of deferred taxes	$(75,886,554)	$(31,072,476)
Net realized gain, net of deferred taxes	275,402,589	315,898,279
Change in net unrealized appreciation (depreciation), net of deferred taxes	(81,288,895)	688,228,812
Net increase in net assets resulting from operations	118,227,140	973,054,615
Distributions to shareholders from distributable earnings:
Class A	(124,074,625)	(135,675,423)
Class C	(41,525,849)	(48,544,207)
Class R	(332,935)	(315,895)
Class Y	(81,950,226)	(84,508,466)
Class R5	(676)	(5,740)
Class R6	(4,052,936)	(4,488,640)
Total distributions from distributable earnings	(251,937,247)	(273,538,371)
Return of capital:
Class A	(20,915,904)	—
Class C	(7,000,228)	—
Class R	(56,124)	—
Class Y	(13,814,774)	—
Class R5	(114)	—
Class R6	(683,224)	—
Total return of capital	(42,470,368)	—
Total distributions	(294,407,615)	—
Share transactions–net:
Class A	(2,108,274)	(36,895,155)
Class C	(34,160,169)	(39,135,850)
Class R	358,399	563,101
Class Y	81,287,889	62,320,389
Class R5	—	(726,411)
Class R6	(3,606,457)	22,389,384
Net increase in net assets resulting from share transactions	41,771,388	8,515,458
Net increase (decrease) in net assets	(134,409,087)	708,031,702
Net assets:
Beginning of year	4,109,106,402	3,401,074,700
End of year	$3,974,697,315	$4,109,106,402
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
Years Ended November 30,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.27	$5.19	$4.73	$3.90	$2.95
Net investment income (loss)(a)	(0.11)	(0.05)	(0.04)	(0.00)	(0.04)
Return of capital(a)	0.36	0.28	0.26	0.24	0.25
Net gains (losses) on securities (both realized and unrealized)	(0.07)	1.27	0.64	0.98	1.13
Total from investment operations	0.18	1.50	0.86	1.22	1.34
Less:
Dividends from net investment income	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$6.00	$6.27	$5.19	$4.73	$3.90
Total return(b)	3.09%	30.11%	19.13%	32.37%	46.12%
Net assets, end of period (000’s omitted)	$1,951,850	$2,041,341	$1,727,858	$1,557,504	$1,247,416
Portfolio turnover rate	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.35%	1.42%	1.41%	1.40%	1.43%
Expense (waivers)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	1.35%	1.41%	1.40%	1.38%	1.39%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.33%	1.35%	1.35%	1.35%	1.35%
Deferred/current tax expense (benefit)(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	1.89%	9.03%	6.56%	4.89%	1.39%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.94)%	(1.12)%	(1.17)%	(1.27)%	(1.14)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.94)%	(1.11)%	(1.16)%	(1.25)%	(1.10)%
Deferred tax benefit (expense)(d)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	(1.91)%	(0.83)%	(0.86)%	(0.11)%	(1.10)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

Years Ended November 30,
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$5.04	$4.28	$3.99	$3.37	$2.61
Net investment income (loss)(a)	(0.13)	(0.07)	(0.06)	(0.03)	(0.06)
Return of capital(a)	0.29	0.22	0.22	0.21	0.21
Net gains (losses) on securities (both realized and unrealized)	(0.05)	1.03	0.53	0.83	1.00
Total from investment operations	0.11	1.18	0.69	1.01	1.15
Less:
Dividends from net investment income	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$4.70	$5.04	$4.28	$3.99	$3.37
Total return(b)	2.43%	28.99%	18.38%	31.17%	44.81%
Net assets, end of period (000’s omitted)	$502,674	$574,567	$524,671	$490,026	$456,811
Portfolio turnover rate	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.10%	2.17%	2.16%	2.15%	2.18%
Expense (waivers)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	2.10%	2.16%	2.15%	2.13%	2.14%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	2.08%	2.10%	2.10%	2.10%	2.10%
Deferred/current tax expense (benefit)(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	2.64%	9.78%	7.31%	5.64%	2.14%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.69)%	(1.87)%	(1.92)%	(2.02)%	(1.89)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.69)%	(1.86)%	(1.91)%	(2.00)%	(1.85)%
Deferred tax benefit (expense)(d)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	(2.66)%	(1.58)%	(1.61)%	(0.86)%	(1.85)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

Years Ended November 30,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.15	$5.11	$4.67	$3.87	$2.94
Net investment income (loss)(a)	(0.13)	(0.06)	(0.05)	(0.02)	(0.05)
Return of capital(a)	0.35	0.27	0.26	0.24	0.25
Net gains (losses) on securities (both realized and unrealized)	(0.06)	1.25	0.63	0.97	1.12
Total from investment operations	0.16	1.46	0.84	1.19	1.32
Less:
Dividends from net investment income	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$5.86	$6.15	$5.11	$4.67	$3.87
Total return(b)	2.81%	29.79%	18.94%	31.82%	45.59%
Net assets, end of period (000’s omitted)	$5,005	$4,899	$3,539	$2,583	$1,512
Portfolio turnover rate	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.60%	1.67%	1.66%	1.65%	1.68%
Expense (waivers)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	1.60%	1.66%	1.65%	1.63%	1.64%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.58%	1.60%	1.60%	1.60%	1.60%
Deferred/current tax expense (benefit)(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	2.14%	9.28%	6.81%	5.14%	1.64%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.19)%	(1.37)%	(1.42)%	(1.52)%	(1.39)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.19)%	(1.36)%	(1.41)%	(1.50)%	(1.35)%
Deferred tax benefit (expense)(d)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	(2.16)%	(1.08)%	(1.11)%	(0.36)%	(1.35)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.79	$5.58	$5.04	$4.13	$3.10
Net investment income (loss)(a)	(0.11)	(0.04)	(0.03)	0.01	(0.03)
Return of capital(a)	0.39	0.30	0.28	0.26	0.26
Net gains (losses) on securities (both realized and unrealized)	(0.06)	1.37	0.69	1.03	1.19
Total from investment operations	0.22	1.63	0.94	1.30	1.42
Less:
Dividends from net investment income	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$6.56	$6.79	$5.58	$5.04	$4.13
Total return(b)	3.45%	30.34%	19.56%	32.51%	46.50%
Net assets, end of period (000’s omitted)	$1,441,776	$1,408,740	$1,099,958	$943,591	$643,291
Portfolio turnover rate	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.10%	1.17%	1.16%	1.15%	1.18%
Expense (waivers)	(0.00)%	(0.01)%	(0.01)%	(0.02)%	(0.04)%
With fee waivers and/or expense reimbursements, before taxes	1.10%	1.16%	1.15%	1.13%	1.14%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.08%	1.10%	1.10%	1.10%	1.10%
Deferred/current tax expense (benefit)(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	1.64%	8.78%	6.31%	4.64%	1.14%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.69)%	(0.87)%	(0.92)%	(1.02)%	(0.89)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.69)%	(0.86)%	(0.91)%	(1.00)%	(0.85)%
Deferred tax benefit (expense)(d)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	(1.66)%	(0.58)%	(0.61)%	0.14%	(0.85)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R5	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.38	$5.28	$4.79	$3.94	$2.97
Net investment income (loss)(a)	(0.10)	(0.03)	(0.03)	0.01	(0.03)
Return of capital(a)	0.37	0.26	0.28	0.25	0.25
Net gains (losses) on securities (both realized and unrealized)	(0.06)	1.29	0.64	0.98	1.14
Total from investment operations	0.21	1.52	0.89	1.24	1.36
Less:
Dividends from net investment income	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$6.14	$6.38	$5.28	$4.79	$3.94
Total return(b)	3.52%	29.98%	19.54%	32.57%	46.54%
Net assets, end of period (000’s omitted)	$11	$11	$732	$8	$7
Portfolio turnover rate	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.02%	1.08%	1.08%	1.07%	1.07%
Expense (waivers)	(0.00)%	— %	— %	— %	— %
With fee waivers and/or expense reimbursements, before taxes	1.02%	1.08%	1.08%	1.07%	1.07%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.00%	1.02%	1.04%	1.04%	1.03%
Deferred/current tax expense (benefit)(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	1.56%	8.70%	6.24%	4.58%	1.07%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.61)%	(0.80)%	(0.85)%	(0.94)%	(0.78)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.61)%	(0.80)%	(0.85)%	(0.94)%	(0.78)%
Deferred tax benefit (expense)(d)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	(1.58)%	(0.52)%	(0.55)%	0.20%	(0.78)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.90	$5.66	$5.11	$4.18	$3.13
Net investment income (loss)(a)	(0.11)	(0.03)	(0.03)	0.01	(0.03)
Return of capital(a)	0.40	0.30	0.28	0.26	0.26
Net gains (losses) on securities (both realized and unrealized)	(0.06)	1.39	0.70	1.05	1.21
Total from investment operations	0.23	1.66	0.95	1.32	1.44
Less:
Dividends from net investment income	(0.39)	(0.42)	(0.40)	(0.12)	—
Return of capital	(0.06)	—	—	(0.27)	(0.39)
Total distributions	(0.45)	(0.42)	(0.40)	(0.39)	(0.39)
Net asset value, end of period	$6.68	$6.90	$5.66	$5.11	$4.18
Total return(b)	3.55%	30.45%	19.48%	32.61%	46.70%
Net assets, end of period (000’s omitted)	$73,382	$79,549	$44,317	$36,360	$32,725
Portfolio turnover rate	7%	11%	24%	12%	22%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.02%	1.08%	1.08%	1.07%	1.07%
Expense (waivers)	(0.00)%	(0.01)%	(0.01)%	(0.01)%	— %
With fee waivers and/or expense reimbursements, before taxes	1.02%	1.07%	1.07%	1.06%	1.07%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.00%	1.02%	1.03%	1.03%	1.03%
Deferred/current tax expense (benefit)(c)	0.54%	7.62%	5.16%	3.51%	— %
With fee waivers and/or expense reimbursements, after taxes	1.56%	8.69%	6.23%	4.57%	1.07%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.61)%	(0.79)%	(0.85)%	(0.94)%	(0.78)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.61)%	(0.78)%	(0.84)%	(0.93)%	(0.78)%
Deferred tax benefit (expense)(d)	(0.97)%	0.28%	0.30%	1.14%	— %
Ratio of net investment income (loss), after taxes	(1.58)%	(0.50)%	(0.54)%	0.21%	(0.78)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco SteelPath MLP Income Fund

Notes to Financial Statements
November 30, 2025
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
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Invesco SteelPath MLP Income Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the instruments of the group of industries that comprise energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation
14
Invesco SteelPath MLP Income Fund

allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
M.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended November 30, 2025, the Fund paid the Adviser $10,342 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
15
Invesco SteelPath MLP Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.950%
Next $2 billion	0.930%
Over $5 billion	0.900%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended November 30, 2025, the effective advisory fee rate incurred by the Fund was 0.93%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.42%, 2.17%, 1.67%, 1.17%, 1.17% and 1.17%, respectively, of the Fund’s average daily net assets (the "expense limits"). Effective April 1, 2026, the Adviser has contractually agreed, through at least March 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.42%, 2.17%, 1.67%, 1.17%, 1.09% and 1.09%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended November 30, 2025, the Adviser waived advisory fees of $118,619.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2025, IDI advised the Fund that IDI retained $196,662 in front-end sales commissions from the sale of Class A shares and $7,858 and $32,724 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended November 30, 2025, the Fund incurred $55,697 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco SteelPath MLP Income Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$4,092,109,033	$—	$—	$4,092,109,033
Common Stocks & Other Equity Interests	373,913,624	—	—	373,913,624
Exchange-Traded Funds	21,105,788	—	—	21,105,788
Preferred Master Limited Partnerships & Related Entities	2,572,010	—	—	2,572,010
Money Market Funds	43,742,429	20,822,977	—	64,565,406
Total Investments	$4,533,442,884	$20,822,977	$—	$4,554,265,861
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended November 30, 2025, the Fund engaged in securities purchases of $7,775,000 and securities sales of $28,297,300, which resulted in net realized gains (losses) of $(7,590,521).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended November 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $17,345.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended November 30, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2025 and 2024:
	2025	2024
Ordinary income	$251,937,247	$273,538,371
Return of capital	42,470,368	—
Total distributions	$294,407,615	$273,538,371
For the year ended November 30, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.20% for state and local tax, net of federal tax expense.
17
Invesco SteelPath MLP Income Fund

The Fund’s income tax provision consists of the following as of November 30, 2025:
Current tax (expense) benefit
Federal	$—
State	618,208
Total current tax (expense) benefit	$618,208
Deferred tax (expense) benefit
Federal	$(27,855,225)
State	5,941,400
Total deferred tax (expense) benefit	$(21,913,825)
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$(29,299,779)	21.00%
State income taxes net of federal benefit	(541,274)	0.39%
Effect of state tax rate change	5,723,364	(4.10)%
Effect of permanent differences	2,125,018	(1.52)%
Return to provision adjustments	697,054	(0.51)%
Total income tax (expense) benefit	$(21,295,617)	15.26%
For the year ended November 30, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 15.26% differed from the combined federal and state statutory tax rate of 22.20% due to favorable adjustments for dividends received deductions and the effect of the rate change on deferred tax liabilities.
Components of the Fund’s deferred tax assets and liabilities as of November 30, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$54,025,492
Net operating loss carryforward (tax basis) — State	11,115,332
Excess business interest expense carryforward	40,822,372
Other	547,810
Total deferred tax assets	$106,511,006
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(475,549,372)
Book to tax differences - Income recognized from MLPs	(187,740,639)
Total deferred tax liability	(663,290,011)
Total net deferred tax asset (liability)	$(556,779,005)
As of November 30, 2025, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:
Expiration Date for Expiring net operating loss carryforwards:
11/30/2038	$60,661,846
Total expiring net operating loss carryforwards	$60,661,846
Total non-expiring net operating loss carryforwards	$196,602,405
Total net operating loss carryforwards	$257,264,251
During the year ended November 30, 2025, the Fund utilized $186,300,839 of net operating loss carryforward.
As of November 30, 2025, the Fund does not have net capital loss carryforwards for federal income tax purposes.
During the year ended November 30, 2025, the Fund utilized $0 of capital loss carryforward.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2025 was $333,762,437 and $310,370,814, respectively.
As of November 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,115,734,023
Aggregate unrealized (depreciation) of investments	(27,517,397)
Net unrealized appreciation of investments	$3,088,216,626
Cost of investments for tax purposes is $1,466,049,235.
18
Invesco SteelPath MLP Income Fund

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended November 30, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	18,132,774	$108,649,506	18,402,322	$102,528,679
Class C	16,573,777	79,334,743	15,919,487	72,396,026
Class R	251,488	1,490,415	124,871	674,931
Class Y	48,678,375	318,725,237	42,402,351	253,990,958
Class R5	-	-	11,533	58,819
Class R6	3,399,064	22,496,154	5,992,979	36,626,900
Issued as reinvestment of dividends:
Class A	11,585,936	69,115,706	11,605,061	65,697,499
Class C	4,748,264	22,467,643	4,843,602	22,343,415
Class R	66,323	387,426	55,076	303,337
Class Y	7,725,357	50,163,849	7,369,511	45,123,476
Class R6	366,412	2,421,576	272,288	1,707,974
Automatic conversion of Class C shares to Class A shares:
Class A	12,893,843	78,163,233	12,709,094	71,244,873
Class C	(16,194,678)	(78,163,233)	(15,592,307)	(71,244,873)
Reacquired:
Class A	(43,171,077)	(258,036,719)	(49,770,042)	(276,366,206)
Class C	(12,160,201)	(57,799,322)	(13,789,340)	(62,630,418)
Class R	(261,316)	(1,519,442)	(75,311)	(415,167)
Class Y	(44,067,715)	(287,601,197)	(39,396,532)	(236,794,045)
Class R5	-	-	(148,431)	(785,230)
Class R6	(4,306,765)	(28,524,187)	(2,563,636)	(15,945,490)
Net increase (decrease) in share activity	4,259,861	$41,771,388	(1,627,424)	$8,515,458

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco SteelPath MLP Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Income Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
January 21, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Invesco SteelPath MLP Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below performance of the Index for the three year period. The Board acknowledged limitations regarding the Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as
21
Invesco SteelPath MLP Income Fund

those taxed as C-corporations (such as the Fund) and discussed how such taxation status can impact relative performance. The Board considered that the Fund’s short-term relative underperformance was due to stock selection and tax drag from its status as a C-corporation. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco
Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’
or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
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Invesco SteelPath MLP Income Fund

* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
23
Invesco SteelPath MLP Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
24
Invesco SteelPath MLP Income Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMI-NCSR

Annual Financial Statements and Other Information
November 30, 2025
Invesco SteelPath MLP Select 40 Fund
Nasdaq:
A: MLPFX ■ C: MLPEX ■ R: SPMWX ■ Y: MLPTX ■ R5: SPMVX ■ R6: OSPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
November 30, 2025

Units		Value
Master Limited Partnerships & Related Entities–69.43%
Diversified–22.84%
Energy Transfer L.P.	9,006,328	$150,495,741
Enterprise Products Partners L.P.	3,444,474	112,772,079
MPLX L.P.	3,020,428	164,099,853
TC Energy Corp. (Canada)	700,000	38,304,000
		465,671,673
Gathering & Processing –10.95%
Hess Midstream L.P.	1,669,355	56,223,876
Summit Midstream Corp.(a)	214,723	5,376,664
Western Midstream Partners L.P.	4,111,682	161,712,453
		223,312,993
Natural Gas Pipeline Transportation–1.92%
Enbridge, Inc. (Canada)	804,167	39,227,266
Other Energy–15.30%
Arko Corp.	1,829,604	8,708,915
Cheniere Energy Partners L.P.	100	5,450
CrossAmerica Partners L.P.(b)	1,971,946	40,227,698
Global Partners L.P.	911,398	40,083,284
KNOT Offshore Partners L.P. (United Kingdom)(b)	1,776,804	17,625,896
Suburban Propane Partners L.P.	5,962	116,557
Sunoco L.P.	1,737,652	97,708,172
USA Compression Partners L.P.	3,025,277	76,388,244
Westlake Chemical Partners L.P.	1,646,522	31,218,057
		312,082,273
Petroleum Pipeline Transportation–17.94%
Delek Logistics Partners L.P.	286,592	13,137,377
Genesis Energy L.P.(b)	7,141,977	111,343,421
NGL Energy Partners L.P.(a)(b)	7,150,096	70,285,444
Plains All American Pipeline L.P.	6,359,426	110,717,607
Plains GP Holdings L.P.	2,811,755	52,129,939
South Bow Corp. (Canada)(c)	300,000	8,268,000
		365,881,788
Production & Mining–0.45%
Alliance Resource Partners L.P.	378,734	9,229,747
Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	186,311	486,272
Total Master Limited Partnerships & Related Entities (Cost $741,733,925)		1,415,892,012
Shares
Common Stocks & Other Equity Interests–42.29%
Diversified–10.98%
ONEOK, Inc.	1,570,314	114,350,266
Williams Cos., Inc. (The)	1,798,555	109,585,956
		223,936,222
Gathering & Processing –14.82%
Antero Midstream Corp.	3,675,769	66,200,600
Archrock, Inc.	4,650,839	114,131,589
Targa Resources Corp.	695,828	121,985,606
		302,317,795
Shares		Value
Natural Gas Pipeline Transportation–3.06%
DT Midstream, Inc.	100	$12,146
Kinetik Holdings, Inc.	605,000	20,981,400
Pembina Pipeline Corp. (Canada)	1,060,000	41,329,400
		62,322,946
Other Energy–12.65%
Cheniere Energy, Inc.	225,000	46,903,500
Golar LNG Ltd. (Cameroon)	650,000	24,017,500
Kinder Morgan, Inc.	3,802,880	103,894,681
Kodiak Gas Services, Inc.	2,136,938	75,220,218
Sunococorp LLC(a)(c)	150,000	7,914,000
		257,949,899
Petroleum Pipeline Transportation–0.11%
Chevron Corp.	137	20,705
HF Sinclair Corp.	39,707	2,100,898
Phillips 66	491	67,247
		2,188,850
Pipelines & Midstream Diversified–0.67%
Gibson Energy, Inc. (Canada)	750,000	13,637,339
Production & Mining–0.00%
EQT Corp.	100	6,086
Total Common Stocks & Other Equity Interests (Cost $543,289,780)		862,359,137
Units
Exchange-Traded Funds–1.32%
Other Energy–1.32%
Invesco SteelPath MLP & Energy Infrastructure ETF(b) (Cost $26,622,540)	1,115,000	26,894,804
Preferred Master Limited Partnerships & Related Entities–0.12%
Other Energy–0.12%
Global Partners L.P. (Cost $2,447,025)	97,881	2,517,509
Shares
Money Market Funds–1.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(b)(d)	9,384,587	9,384,587
Invesco Treasury Portfolio, Institutional Class, 3.85%(b)(d)	17,428,520	17,428,520
Total Money Market Funds (Cost $26,813,107)		26,813,107
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-114.48% (Cost $1,340,906,377)		2,334,476,569
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.56%
Invesco Private Government Fund, 4.00%(b)(d)(e)	3,243,411	3,243,411
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco SteelPath MLP Select 40 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.12%(b)(d)(e)	8,247,046	$8,249,520
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,492,931)		11,492,931
TOTAL INVESTMENTS IN SECURITIES—115.04% (Cost $1,352,399,308)		2,345,969,500
OTHER ASSETS LESS LIABILITIES–(15.04)%		(306,714,564)
NET ASSETS–100.00%		$2,039,254,936
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended November 30, 2025.

							Dividends and Distributions
	Value November 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$-	$26,779,445	$-	$272,264	$-	$26,894,804	$(156,905)	$-	$523,495
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	155,630,070	(146,245,483)	-	-	9,384,587	-	-	735,145
Invesco Treasury Portfolio, Institutional Class	-	289,027,273	(271,598,753)	-	-	17,428,520	-	-	1,353,480
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	35,772,821	(32,529,410)	-	-	3,243,411	-	-	34,910*
Invesco Private Prime Fund	-	87,209,212	(78,959,622)	-	(70)	8,249,520	-	-	95,740*
Investments in Other Affiliates:
CrossAmerica Partners L.P.	40,720,685	-	-	3,648,100	-	40,227,698	(4,141,087)	-	-
Genesis Energy L.P.	90,951,885	-	(7,196,965)	36,016,911	(3,566,206)	111,343,421	(4,862,204)	-	-
KNOT Offshore Partners L.P.	-	16,177,800	-	1,494,293	-	17,625,896	(46,197)	-	-
NGL Energy Partners L.P.	34,463,463	-	-	35,821,981	-	70,285,444	-	-	-
Westlake Chemical Partners L.P.**	44,842,628	-	(5,191,886)	(7,364,536)	2,338,229	31,218,057	(3,406,378)	-	-
Total	$210,978,661	$610,596,621	$(541,722,119)	$69,889,013	$(1,228,047)	$335,901,358	$(12,612,771)	$-	$2,742,770

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At November 30, 2025, this security was no longer an affiliate of the Fund.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1M.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,077,320,216)*	$2,041,286,199
Investments in affiliates, at value (Cost $275,079,092)	304,683,301
Foreign currencies, at value (Cost $195,595)	196,309
Receivable for:
Fund shares sold	295,851
Dividends	625,777
Investment for trustee deferred compensation and retirement plans	96,924
Other assets	122,965
Total assets	2,347,307,326
Liabilities:
Payable for:
Fund shares reacquired	241,329
Collateral upon return of securities loaned	11,492,931
Accrued fees to affiliates	844,940
Accrued interest expense	17,986
Accrued trustees’ and officers’ fees and benefits	5,143
Accrued other operating expenses	372,991
Current federal and state tax	28,423,306
Deferred tax liability, net	266,556,840
Trustee deferred compensation and retirement plans	96,924
Total liabilities	308,052,390
Net assets applicable to shares outstanding	$2,039,254,936
Net assets consist of:
Shares of beneficial interest	$1,429,712,183
Distributable earnings, net of taxes	609,542,753
$2,039,254,936
Net Assets:
Class A	$587,314,035
Class C	$124,293,513
Class R	$18,884,414
Class Y	$964,184,820
Class R5	$38,555
Class R6	$344,539,599
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	65,157,984
Class C	16,634,779
Class R	2,136,613
Class Y	98,495,241
Class R5	4,163
Class R6	34,688,011
Class A:
Net asset value per share	$9.01
Maximum offering price per share (Net asset value of $9.01 ÷ 94.50%)	$9.53
Class C:
Net asset value and offering price per share	$7.47
Class R:
Net asset value and offering price per share	$8.84
Class Y:
Net asset value and offering price per share	$9.79
Class R5:
Net asset value and offering price per share	$9.26
Class R6:
Net asset value and offering price per share	$9.93

*	At November 30, 2025, securities with an aggregate value of $11,398,368 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco SteelPath MLP Select 40 Fund

Statement of Operations
For the year ended November 30, 2025
Investment income:
Distributions and dividends (net of foreign withholding taxes of $1,040,958)	$133,333,770
Dividends from affiliates (includes net securities lending income of $101,442)	2,713,562
Less: return of capital on distributions and dividends ($(12,612,771) from affiliates)	(101,893,107)
Total investment income	34,154,225
Expenses:
Advisory fees	14,287,817
Administrative services fees	587,149
Custodian fees	8,738
Distribution fees:
Class A	1,443,977
Class C	1,467,305
Class R	105,642
Interest, facilities and maintenance fees	318,762
Transfer agent fees — A, C, R and Y	2,253,695
Transfer agent fees — R5	17
Transfer agent fees — R6	107,858
Trustees’ and officers’ fees and benefits	33,531
Registration and filing fees	129,066
Reports to shareholders	105,736
Professional services fees	167,700
Other	166,977
Total expenses, before waivers and/or expense offset arrangement(s) and deferred taxes	21,183,970
Less: Fees waived and/or expense offset arrangement(s)	(172,715)
Net expenses, before deferred taxes	21,011,255
Net investment income, before deferred taxes	13,142,970
Net deferred tax (expense) benefit	486,122
Current tax (expense) benefit	(9,908,683)
Net investment income (loss), net of deferred taxes	3,720,409
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,664,676))	243,306,000
Affiliated investment securities	(1,228,047)
Foreign currencies	63,200
Current tax (expense) benefit	(19,008,623)
Net deferred tax (expense) benefit	(26,938,671)
196,193,859
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(263,844,444)
Affiliated investment securities	69,889,013
Foreign currencies	2,489
Net deferred tax (expense) benefit	49,320,188
(144,632,754)
Net realized and unrealized gain, net of deferred taxes	51,561,105
Net increase in net assets resulting from operations	$55,281,514
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets
For the years ended November 30, 2025 and 2024
	2025	2024
Operations:
Net investment income, net of deferred taxes	$3,720,409	$4,385,304
Net realized gain, net of deferred taxes	196,193,859	236,485,411
Change in net unrealized appreciation (depreciation), net of deferred taxes	(144,632,754)	367,343,774
Net increase in net assets resulting from operations	55,281,514	608,214,489
Distributions to shareholders from distributable earnings:
Class A	(35,423,938)	(31,319,575)
Class C	(10,470,269)	(12,341,889)
Class R	(1,296,446)	(1,368,183)
Class Y	(55,849,652)	(54,249,248)
Class R5	(2,243)	(1,477)
Class R6	(19,293,523)	(17,930,348)
Total distributions from distributable earnings	(122,336,071)	(117,210,720)
Share transactions–net:
Class A	23,779,755	17,823,384
Class C	(42,426,369)	(30,618,863)
Class R	(3,585,002)	(1,664,628)
Class Y	(62,913,181)	(34,713,614)
Class R5	1,510	21,661
Class R6	(1,769,713)	(6,395,221)
Net increase (decrease) in net assets resulting from share transactions	(86,913,000)	(55,547,281)
Net increase (decrease) in net assets	(153,967,557)	435,456,488
Net assets:
Beginning of year	2,193,222,493	1,757,766,005
End of year	$2,039,254,936	$2,193,222,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco SteelPath MLP Select 40 Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Years Ended November 30,
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.33	$7.27	$6.47	$5.37	$4.18
Net investment income (loss)(a)	0.01	0.01	(0.00)	(0.00)	(0.01)
Return of capital(a)	0.34	0.27	0.32	0.31	0.28
Net gains (losses) on securities (both realized and unrealized)	(0.12)	2.29	0.95	1.25	1.38
Total from investment operations	0.23	2.57	1.27	1.56	1.65
Less:
Dividends from net investment income	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	(0.28)	(0.46)
Total distributions	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$9.01	$9.33	$7.27	$6.47	$5.37
Total return(b)	2.67%	36.80%	20.66%	29.87%	40.08%
Net assets, end of period (000’s omitted)	$587,314	$583,063	$438,852	$369,159	$287,740
Portfolio turnover rate	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.15%	1.29%	1.18%	1.20%	1.25%
Expense (waivers)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.14%	1.26%	1.14%	1.15%	1.18%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.12%	1.11%	1.10%	1.10%	1.10%
Deferred/current tax expense (benefit)(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	1.43%	10.28%	6.58%	3.11%	1.18%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.49%	0.41%	(0.25)%	(0.71)%	(0.21)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.50%	0.44%	(0.21)%	(0.66)%	(0.15)%
Deferred tax benefit (expense)(d)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	0.05%	0.13%	(0.08)%	(0.04)%	(0.15)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Years Ended November 30,
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.88	$6.26	$5.67	$4.79	$3.80
Net investment income (loss)(a)	(0.05)	(0.04)	(0.05)	(0.04)	(0.04)
Return of capital(a)	0.29	0.23	0.28	0.27	0.25
Net gains (losses) on securities (both realized and unrealized)	(0.10)	1.94	0.83	1.11	1.24
Total from investment operations	0.14	2.13	1.06	1.34	1.45
Less:
Dividends from net investment income	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	(0.28)	(0.46)
Total distributions	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$7.47	$7.88	$6.26	$5.67	$4.79
Total return(b)	2.00%	35.67%	19.85%	28.85%	38.77%
Net assets, end of period (000’s omitted)	$124,294	$175,537	$167,650	$190,471	$187,341
Portfolio turnover rate	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.90%	2.04%	1.93%	1.95%	2.00%
Expense (waivers)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.89%	2.01%	1.89%	1.90%	1.93%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.87%	1.86%	1.85%	1.85%	1.85%
Deferred/current tax expense (benefit)(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	2.18%	11.03%	7.33%	3.86%	1.93%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.26)%	(0.34)%	(1.00)%	(1.46)%	(0.96)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.25)%	(0.31)%	(0.96)%	(1.41)%	(0.90)%
Deferred tax benefit (expense)(d)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	(0.70)%	(0.62)%	(0.83)%	(0.79)%	(0.90)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

Years Ended November 30,
Class R	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.18	$7.18	$6.41	$5.34	$4.17
Net investment income (loss)(a)	(0.02)	(0.01)	(0.02)	(0.02)	(0.02)
Return of capital(a)	0.34	0.27	0.32	0.31	0.29
Net gains (losses) on securities (both realized and unrealized)	(0.11)	2.25	0.94	1.24	1.36
Total from investment operations	0.21	2.51	1.24	1.53	1.63
Less:
Dividends from net investment income	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	(0.28)	(0.46)
Total distributions	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$8.84	$9.18	$7.18	$6.41	$5.34
Total return(b)	2.50%	36.42%	20.38%	29.47%	39.69%
Net assets, end of period (000’s omitted)	$18,884	$23,353	$19,776	$16,100	$1,681
Portfolio turnover rate	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.40%	1.54%	1.43%	1.45%	1.50%
Expense (waivers)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	1.39%	1.51%	1.39%	1.40%	1.43%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	1.37%	1.36%	1.35%	1.35%	1.35%
Deferred/current tax expense (benefit)(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	1.68%	10.53%	6.83%	3.36%	1.43%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.24%	0.16%	(0.50)%	(0.96)%	(0.46)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.25%	0.19%	(0.46)%	(0.91)%	(0.40)%
Deferred tax benefit (expense)(d)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	(0.20)%	(0.12)%	(0.33)%	(0.29)%	(0.40)%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.06	$7.79	$6.87	$5.68	$4.39
Net investment income(a)	0.03	0.03	0.01	0.01	0.01
Return of capital(a)	0.37	0.29	0.34	0.32	0.30
Net gains (losses) on securities (both realized and unrealized)	(0.12)	2.46	1.04	1.32	1.44
Total from investment operations	0.28	2.78	1.39	1.65	1.75
Less:
Dividends from net investment income	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	(0.28)	(0.46)
Total distributions	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$9.79	$10.06	$7.79	$6.87	$5.68
Total return(b)	2.99%	37.05%	21.22%	29.83%	40.47%
Net assets, end of period (000’s omitted)	$964,185	$1,055,505	$850,542	$952,242	$923,220
Portfolio turnover rate	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.90%	1.04%	0.93%	0.95%	1.00%
Expense (waivers)	(0.01)%	(0.03)%	(0.04)%	(0.05)%	(0.07)%
With fee waivers and/or expense reimbursements, before taxes	0.89%	1.01%	0.89%	0.90%	0.93%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.87%	0.86%	0.85%	0.85%	0.85%
Deferred/current tax expense (benefit)(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	1.18%	10.03%	6.33%	2.86%	0.93%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.74%	0.66%	0.00%	(0.46)%	0.04%
Net of expense (waivers) and before deferred tax benefit (expense)	0.75%	0.69%	0.04%	(0.41)%	0.10%
Deferred tax benefit (expense)(d)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	0.30%	0.38%	0.17%	0.21%	0.10%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R5	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.54	$7.40	$6.56	$5.43	$4.21
Net investment income(a)	0.04	0.04	0.02	0.02	0.01
Return of capital(a)	0.35	0.29	0.33	0.31	0.29
Net gains (losses) on securities (both realized and unrealized)	(0.12)	2.32	0.96	1.26	1.38
Total from investment operations	0.27	2.65	1.31	1.59	1.68
Less:
Dividends from net investment income	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	(0.28)	(0.46)
Total distributions	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$9.26	$9.54	$7.40	$6.56	$5.43
Total return(b)	3.05%	37.25%	21.00%	30.11%	40.53%
Net assets, end of period (000’s omitted)	$39	$38	$10	$9	$7
Portfolio turnover rate	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.81%	0.93%	0.84%	0.84%	0.86%
Expense (waivers)	(0.01)%	— %	— %	— %	— %
With fee waivers and/or expense reimbursements, before taxes	0.80%	0.93%	0.84%	0.84%	0.86%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.78%	0.78%	0.80%	0.79%	0.78%
Deferred/current tax expense (benefit)(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	1.09%	9.95%	6.28%	2.80%	0.86%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.83%	0.77%	0.09%	(0.36)%	0.17%
Net of expense (waivers) and before deferred tax benefit (expense)	0.84%	0.77%	0.09%	(0.36)%	0.17%
Deferred tax benefit (expense)(d)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	0.39%	0.46%	0.22%	0.26%	0.17%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.19	$7.88	$6.94	$5.73	$4.42
Net investment income(a)	0.04	0.04	0.02	0.02	0.01
Return of capital(a)	0.37	0.30	0.35	0.33	0.29
Net gains (losses) on securities (both realized and unrealized)	(0.12)	2.48	1.04	1.32	1.47
Total from investment operations	0.29	2.82	1.41	1.67	1.77
Less:
Dividends from net investment income	(0.55)	(0.51)	(0.47)	(0.18)	—
Return of capital	—	—	—	(0.28)	(0.46)
Total distributions	(0.55)	(0.51)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$9.93	$10.19	$7.88	$6.94	$5.73
Total return(b)	3.05%	37.14%	21.30%	29.92%	40.65%
Net assets, end of period (000’s omitted)	$344,540	$355,727	$280,937	$250,311	$238,973
Portfolio turnover rate	14%	20%	13%	11%	18%
Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.80%	0.93%	0.84%	0.84%	0.86%
Expense (waivers)	(0.01)%	(0.00)%	(0.01)%	— %	— %
With fee waivers and/or expense reimbursements, before taxes	0.79%	0.93%	0.83%	0.84%	0.86%
With fee waivers and/or expense reimbursements, before taxes, excluding interest, borrowing, state income tax and franchise tax expense	0.77%	0.78%	0.79%	0.79%	0.78%
Deferred/current tax expense (benefit)(c)	0.29%	9.02%	5.44%	1.96%	— %
With fee waivers and/or expense reimbursements, after taxes	1.08%	9.95%	6.27%	2.80%	0.86%
Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.84%	0.77%	0.09%	(0.36)%	0.17%
Net of expense (waivers) and before deferred tax benefit (expense)	0.85%	0.77%	0.10%	(0.36)%	0.17%
Deferred tax benefit (expense)(d)	(0.45)%	(0.31)%	0.13%	0.62%	— %
Ratio of net investment income (loss), after taxes	0.40%	0.46%	0.23%	0.26%	0.17%

(a)
Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(d)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements
November 30, 2025
NOTE 1—Significant Accounting Policies
Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek total return.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
13
Invesco SteelPath MLP Select 40 Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.
The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.
E.
Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.
MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.
F.
Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.
Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.
The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.
Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.
In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.
14
Invesco SteelPath MLP Select 40 Fund

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.
The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.
H.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.
J.
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
K.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
L.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement notes disclosures only and did not affect the Fund’s financial position or the results of its operations.
M.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended November 30, 2025, the Fund paid the Adviser $15,313 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
N.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
15
Invesco SteelPath MLP Select 40 Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
O.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $3 billion	0.700%
Next $2 billion	0.680%
Over $5 billion	0.650%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended November 30, 2025, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective April 1, 2025, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). Prior to April 1, 2025, the Adviser had contractually agreed to waive advisory fees and/of reimburse expenses of all shares to the extent necessary to limittotal annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.11%, 1.86%, 1.36%, 0.86%, 0.86% and 0.86%, respectively, of the Fund’s average daily net assets (the "expense limits").  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended November 30, 2025, the Adviser waived advisory fees of $166,280.
The Trust has entered into a master administrative service agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian. Prior to December 1, 2024, UMB Fund Services, Inc. provided administration and fund accounting services to the Fund and also served as custodian for the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
16
Invesco SteelPath MLP Select 40 Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2025, IDI advised the Fund that IDI retained $100,496 in front-end sales commissions from the sale of Class A shares and $1,119 and $16,009 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended November 30, 2025, the Fund incurred $77,448 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$1,415,892,012	$—	$—	$1,415,892,012
Common Stocks & Other Equity Interests	862,359,137	—	—	862,359,137
Exchange-Traded Funds	26,894,804	—	—	26,894,804
Preferred Master Limited Partnerships & Related Entities	2,517,509	—	—	2,517,509
Money Market Funds	26,813,107	11,492,931	—	38,306,038
Total Investments	$2,334,476,569	$11,492,931	$—	$2,345,969,500
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended November 30, 2025, the Fund engaged in securities purchases of $28,297,300 and securities sales of $7,775,000, which resulted in net realized gains (losses) of $(2,664,676).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended November 30, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,435.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
17
Invesco SteelPath MLP Select 40 Fund

NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 23, 2026. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended November 30, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions and Tax Information
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2025 and 2024:
	2025	2024
Ordinary income	$122,336,071	$117,210,720
For the year ended November 30, 2025, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.30% for state and local tax, net of federal tax expense.
The Fund’s income tax provision consists of the following as of November 30, 2025:
Current tax (expense) benefit
Federal	$(27,966,147)
State	(951,159)
Total current tax (expense) benefit	$(28,917,306)
Deferred tax (expense) benefit
Federal	$18,298,565
State	4,569,074
Total deferred tax (expense) benefit	$22,867,639
The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:
	Amount	% Effect
Application of federal statutory income tax rate	$(12,879,618)	21.00%
State income taxes net of federal benefit	808,508	(1.32)%
Effect of state tax rate change	2,049,644	(3.34)%
Effect of permanent differences	2,861,707	(4.67)%
Return to provision adjustments	404,722	(0.66)%
Foreign Tax Credit	587,663	(0.96)%
Other	117,707	(0.19)%
Total income tax (expense) benefit	$(6,049,667)	9.86%
For the year ended November 30, 2025, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of 9.86% differed from the combined federal and state statutory tax rate of 22.30% due to favorable adjustments for dividend received deductions, the impact of the revaluation of deferred tax liabilities for the reduction to the state rate.
Components of the Fund’s deferred tax assets and liabilities as of November 30, 2025 are as follows:
Deferred tax assets:
Net operating loss carryforward (tax basis) — State	$4,010,205
Excess business interest expense carryforward	19,268,080
Valuation allowance	(470,213)
Other	1,026,879
Total deferred tax assets	$23,834,951
Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(221,387,838)
Book to tax differences - Income recognized from MLPs	(69,003,953)
Total deferred tax liability	(290,391,791)
Total net deferred tax asset (liability)	$(266,556,840)
During year ended November 30, 2025, the Fund estimates that no net operating loss carryforward will be utilized.
As of November 30, 2025, the Fund does not have net capital loss carryforwards for federal income tax purposes.
18
Invesco SteelPath MLP Select 40 Fund

During the year ended November 30, 2025, the Fund utilized $135,489,196 of capital loss carryforward.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2025 was $334,337,323 and $374,661,639, respectively.
As of November 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,331,976,943
Aggregate unrealized (depreciation) of investments	(21,476,341)
Net unrealized appreciation of investments	$1,310,500,602
Cost of investments for tax purposes is $1,035,468,898.
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended November 30, 2025(a)		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	7,257,881	$64,902,679	5,137,272	$40,666,078
Class C	1,624,667	12,342,858	2,758,143	18,648,208
Class R	100,681	894,187	508,534	3,880,992
Class Y	14,800,276	144,462,224	16,233,127	137,773,377
Class R5	-	-	2,573	20,865
Class R6	3,713,901	37,011,998	4,455,270	38,327,682
Issued as reinvestment of dividends:
Class A	2,313,013	20,729,941	2,253,950	18,252,288
Class C	857,560	6,439,040	1,085,901	7,462,587
Class R	147,102	1,295,984	173,886	1,367,237
Class Y	2,590,405	25,138,536	2,825,978	24,830,873
Class R5	164	1,510	94	796
Class R6	679,839	6,687,695	749,976	6,718,060
Automatic conversion of Class C shares to Class A shares:
Class A	3,898,730	35,208,116	4,130,829	32,835,995
Class C	(4,648,488)	(35,208,116)	(4,838,489)	(32,835,995)
Reacquired:
Class A	(10,829,565)	(97,060,981)	(9,357,930)	(73,930,977)
Class C	(3,465,314)	(26,000,151)	(3,515,733)	(23,893,663)
Class R	(655,516)	(5,775,173)	(892,138)	(6,912,857)
Class Y	(23,854,023)	(232,513,941)	(23,338,351)	(197,317,864)
Class R6	(4,629,161)	(45,469,406)	(5,955,293)	(51,440,963)
Net increase (decrease) in share activity	(10,097,848)	$(86,913,000)	(7,582,401)	$(55,547,281)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco SteelPath MLP Select 40 Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Select 40 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Select 40 Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
January 21, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Invesco SteelPath MLP Select 40 Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Select 40 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams in investing in technology. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as those taxed as C-corporations (such as the Fund) and
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Invesco SteelPath MLP Select 40 Fund

discussed how such taxation status can impact relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
* Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.
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Invesco SteelPath MLP Select 40 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
23
Invesco SteelPath MLP Select 40 Fund

SEC file number(s): 811-05426 and 033-19338
Invesco Distributors, Inc.
O-SPMS40-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Funds (Invesco Investment Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: February 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: February 2, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: February 2, 2026